UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Developing World Equity Fund (formerly, WCM Sustainable Developing World Fund) Investor Class Shares – WCMUX Institutional Class Shares – WCMDX
WCM Focused Global Growth Fund Investor Class Shares – WFGGX Institutional Class Shares – WCMGX	WCM International Equity Fund (formerly, WCM Sustainable International Fund) Investor Class Shares – WESGX Institutional Class Shares – WCMMX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused International Value Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM Focused Small Cap Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM International Long-Term Growth Fund Investor Class Shares – WILGX Institutional Class Shares – WCMTX WCM Focused Mid Cap Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX

SEMI-ANNUAL REPORT

OCTOBER 31, 2022

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	50
Statements of Operations	55
Statements of Changes in Net Assets	60
Financial Highlights	73
Notes to Financial Statements	98
Supplemental Information	126
Fund Performance	128
Expense Examples	141

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.8%
	AUSTRALIA — 5.6%
1,991,711	Atlassian Corp. - Class A*	$403,779,571
2,694,448	CSL Ltd.	482,333,940
		886,113,511
	CANADA — 10.7%
11,040,773	Canadian Pacific Railway Ltd.	822,427,181
1,654,304	Lululemon Athletica, Inc.*	544,332,188
2,415,566	Waste Connections, Inc.	318,637,311
		1,685,396,680
	CHINA — 2.2%
39,128,624	Li Ning Co., Ltd.	202,407,895
20,124,863	Shenzhou International Group Holdings Ltd.	139,725,983
		342,133,878
	DENMARK — 5.2%
1,546,278	DSV A/S	208,945,887
5,679,085	Novo Nordisk A/S - Class B	617,494,043
		826,439,930
	FRANCE — 7.9%
926,478	LVMH Moet Hennessy Louis Vuitton S.E.	584,596,906
1,990,190	Pernod Ricard S.A.	349,297,324
2,514,025	Schneider Electric S.E.	317,911,244
		1,251,805,474
	HONG KONG — 2.9%
59,663,615	AIA Group Ltd.	451,936,853

	IRELAND — 16.7%
2,110,653	Accenture PLC - Class A	599,214,387
2,163,774	Aon PLC - Class A	609,080,743
16,771,390	Experian PLC	534,755,386
2,456,310	ICON PLC*	485,956,370
2,319,353	STERIS PLC	400,273,941
		2,629,280,827
	ITALY — 3.4%
2,749,623	Ferrari N.V.	542,050,988

	JAPAN — 5.3%
1,155,254	Keyence Corp.	435,606,204
2,863,020	Lasertec Corp.	402,285,619
		837,891,823

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 8.0%
321,022	Adyen N.V.*	$458,286,172
1,236,633	ASM International N.V.	273,564,875
1,132,052	ASML Holding N.V.	534,804,006
		1,266,655,053
	SPAIN — 2.3%
6,930,394	Amadeus IT Group S.A.*	361,453,024

	SWEDEN — 4.4%
22,599,295	Atlas Copco A.B. - A Shares	241,207,950
4,812,643	Evolution A.B.	448,936,400
		690,144,350
	SWITZERLAND — 12.8%
7,654,977	Alcon, Inc.	466,053,102
504,468	Lonza Group A.G.	259,679,210
275,481	Mettler-Toledo International, Inc.*	348,464,181
4,421,231	Nestle S.A.	481,266,050
2,059,853	Sika A.G.	464,423,829
		2,019,886,372
	UNITED KINGDOM — 4.9%
4,083,622	AstraZeneca PLC	479,135,771
2,662,236	Ferguson PLC	290,337,291
		769,473,062
	UNITED STATES — 6.5%
1,425,773	EPAM Systems, Inc.*	499,020,550
2,378,829	ResMed, Inc.	532,120,259
		1,031,140,809
	TOTAL COMMON STOCKS
	(Cost $14,252,869,585)	15,591,802,634

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.1%
$183,027,676	UMB Bank Demand Deposit, 2.96%[1]	$183,027,676
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $183,027,676)	183,027,676

	TOTAL INVESTMENTS — 99.9%
	(Cost $14,435,897,261)	15,774,830,310

	Other Assets in Excess of Liabilities — 0.1%	11,702,096
	TOTAL NET ASSETS — 100.0%	$15,786,532,406

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	25.8%
Technology	25.8%
Industrials	16.7%
Consumer Discretionary	15.6%
Financials	6.7%
Consumer Staples	5.3%
Materials	2.9%
Total Common Stocks	98.8%
Short-Term Investments	1.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.0%
	ARGENTINA — 2.3%
162,879	Globant S.A.*	$30,732,010

	BRAZIL — 2.9%
26,225,791	Hapvida Participacoes e Investimentos S/A	39,601,426

	CHINA — 25.0%
5,321,461	Angel Yeast Co., Ltd. - Class A	26,463,963
480,051	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	17,440,275
11,918,330	China Mengniu Dairy Co., Ltd.*	38,152,108
842,708	Eastroc Beverage Group Co., Ltd. - Class A	17,901,454
91,900	Kweichow Moutai Co., Ltd. - Class A	17,034,033
5,621,000	Li Ning Co., Ltd.	29,076,790
1,531,312	Qingdao Haier Biomedical Co., Ltd. - Class A	16,191,192
6,608,895	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	13,392,823
4,358,520	Shenzhou International Group Holdings Ltd.	30,261,000
1,256,860	Silergy Corp.	14,493,725
1,225,034	Tencent Holdings Ltd.	32,189,755
3,691,902	WuXi AppTec Co., Ltd. - Class H	29,631,868
1,377,124	Xiamen Faratronic Co., Ltd. - Class A	33,338,926
1,408,289	ZTO Express Cayman, Inc. - ADR	23,786,001
		339,353,913
	CYPRUS — 0.0%
358,615	TCS Group Holding PLC - GDR*,[1]	—

	HONG KONG — 7.7%
6,070,646	AIA Group Ltd.	45,983,614
12,465,000	China Overseas Property Holdings Ltd.	7,844,993
437,100	Hong Kong Exchanges & Clearing Ltd.	11,602,141
4,076,885	Techtronic Industries Co., Ltd.	38,602,825
		104,033,573
	INDIA — 20.1%
1,023,094	Divi's Laboratories Ltd.	44,627,665
2,207,991	HDFC Bank Ltd.	40,071,630
2,607,709	Kotak Mahindra Bank Ltd.	60,042,785
568,757	PI Industries Ltd.	22,279,968
1,664,597	Star Health & Allied Insurance Co., Ltd.*	14,350,516
745,173	Tata Consultancy Services Ltd.	28,757,768
727,021	WNS Holdings Ltd. - ADR*	62,581,968
		272,712,300

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 2.8%
67,525,675	Bank Central Asia Tbk P.T.	$38,170,746

	MEXICO — 8.6%
4,700,376	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	37,445,483
169,548	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	39,575,894
10,325,189	Wal-Mart de Mexico S.A.B. de C.V.	39,882,234
		116,903,611
	NETHERLANDS — 1.4%
360,204	BE Semiconductor Industries N.V.	18,357,554

	POLAND — 2.5%
508,115	Dino Polska S.A.*	33,165,857

	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC*,1	—
801,002	Yandex N.V. - Class A*,[1]	—
		—
	SOUTH AFRICA — 2.1%
275,428	Capitec Bank Holdings Ltd.	28,519,633

	SOUTH KOREA — 1.9%
772,872	Coupang, Inc.*	13,347,500
108,874	NAVER Corp.	12,914,451
		26,261,951
	TAIWAN — 9.0%
880,629	Airtac International Group	20,151,825
8,483,000	Taiwan Semiconductor Manufacturing Co., Ltd.	101,984,391
		122,136,216
	THAILAND — 2.0%
235,581	Fabrinet*	26,950,466

	UNITED KINGDOM — 1.8%
144,592	Endava PLC - ADR*	11,023,694
671,415	Wizz Air Holdings PLC*	13,161,736
		24,185,430
	UNITED STATES — 2.9%
91,086	EPAM Systems, Inc.*	31,880,100

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
513,359	Freshworks, Inc. - Class A*	$6,976,549
		38,856,649
	TOTAL COMMON STOCKS
	(Cost $1,758,546,406)	1,259,941,335

Principal Amount
	SHORT-TERM INVESTMENTS — 7.4%
$99,953,865	UMB Bank Demand Deposit, 2.96%[2]	99,953,865
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $99,953,865)	99,953,865

	TOTAL INVESTMENTS — 100.4%
	(Cost $1,858,500,271)	1,359,895,200

	Liabilities in Excess of Other Assets — (0.4)%	(4,920,281)
	TOTAL NET ASSETS — 100.0%	$1,354,974,919

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	29.4%
Financials	17.6%
Industrials	12.8%
Consumer Staples	12.7%
Health Care	9.6%
Consumer Discretionary	5.4%
Communications	3.3%
Materials	1.6%
Real Estate	0.6%
Total Common Stocks	93.0%
Short-Term Investments	7.4%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	AUSTRALIA — 1.6%
26,409	Atlassian Corp. - Class A*	$5,353,897

	CANADA — 5.4%
93,293	Canadian Pacific Railway Ltd.	6,949,396
81,429	Waste Connections, Inc.	10,741,299
		17,690,695
	DENMARK — 3.1%
93,367	Novo Nordisk A/S - Class B	10,151,911

	FRANCE — 4.9%
14,737	LVMH Moet Hennessy Louis Vuitton S.E.	9,298,876
39,865	Pernod Ricard S.A.	6,996,688
		16,295,564
	HONG KONG — 1.6%
711,617	AIA Group Ltd.	5,390,319

	ITALY — 2.1%
35,020	Ferrari N.V.	6,903,719

	NETHERLANDS — 1.8%
4,058	Adyen N.V.*	5,793,140

	SWEDEN — 3.6%
615,295	Atlas Copco A.B. - A Shares	6,567,198
57,668	Evolution A.B.	5,379,428
		11,946,626
	SWITZERLAND — 4.3%
86,455	Alcon, Inc.	5,263,585
7,068	Mettler-Toledo International, Inc.*	8,940,525
		14,204,110
	UNITED STATES — 67.6%
78,147	Amazon.com, Inc.*	8,005,379
186,604	Amphenol Corp. - Class A	14,150,181
61,664	Arthur J. Gallagher & Co.	11,536,101
34,603	Bill.com Holdings, Inc.*	4,614,656
12,618	Costco Wholesale Corp.	6,327,927
56,252	Datadog, Inc.*	4,528,848
73,638	Entegris, Inc.	5,842,439
106,358	Floor & Decor Holdings, Inc. - Class A*	7,803,486

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
144,440	Graco, Inc.	$10,050,135
63,903	HEICO Corp. - Class A	8,134,852
20,480	Lam Research Corp.	8,289,894
56,246	LPL Financial Holdings, Inc.	14,379,290
21,478	McKesson Corp.	8,362,889
33,547	Microsoft Corp.	7,787,265
19,121	MSCI, Inc.	8,965,072
36,445	Old Dominion Freight Line, Inc.	10,007,797
16,200	Procore Technologies, Inc.*	885,492
33,932	Repligen Corp.*	6,192,251
11,032	ServiceNow, Inc.*	4,641,604
34,442	Snowflake, Inc. - Class A*	5,521,053
46,940	Stryker Corp.	10,760,526
29,476	Thermo Fisher Scientific, Inc.	15,149,780
27,796	Union Pacific Corp.	5,479,703
28,546	UnitedHealth Group, Inc.	15,847,312
59,242	Visa, Inc. - Class A	12,272,573
29,798	West Pharmaceutical Services, Inc.	6,856,520
		222,393,025
	TOTAL COMMON STOCKS
	(Cost $327,139,585)	316,123,006

Principal Amount
	SHORT-TERM INVESTMENTS — 4.1%
$13,299,417	UMB Bank Demand Deposit, 2.96%[1]	13,299,417
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,299,417)	13,299,417

	TOTAL INVESTMENTS — 100.1%
	(Cost $340,439,002)	329,422,423

	Liabilities in Excess of Other Assets — (0.1)%	(253,763)
	TOTAL NET ASSETS — 100.0%	$329,168,660

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	26.6%
Technology	22.6%
Industrials	21.9%
Consumer Discretionary	11.4%
Financials	9.5%
Consumer Staples	4.0%
Total Common Stocks	96.0%
Short-Term Investments	4.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.1%
	ARGENTINA — 2.1%
35,139	Globant S.A.*	$6,630,026

	AUSTRALIA — 3.7%
410,925	HUB24 Ltd.	6,662,720
337,412	Lovisa Holdings Ltd.	5,252,849
		11,915,569
	BELGIUM — 1.6%
31,168	D'ieteren Group	5,187,182

	BRAZIL — 4.2%
512,679	CI&T, Inc. - Class A*	4,203,968
1,103,210	Grupo SBF S.A.	4,045,068
1,670,810	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	5,214,104
		13,463,140
	CANADA — 2.5%
44,595	Cargojet, Inc.	4,346,899
52,615	Descartes Systems Group, Inc.*	3,630,219
		7,977,118
	CHINA — 2.4%
307,000	Silergy Corp.	3,540,230
166,600	Xiamen Faratronic Co., Ltd. - Class A	4,033,235
		7,573,465
	DENMARK — 3.5%
321,636	ALK-Abello A/S*	5,317,886
104,724	Royal Unibrew A/S	5,982,274
		11,300,160
	FAROE ISLANDS — 1.7%
107,734	Bakkafrost P/F	5,388,601

	FRANCE — 4.1%
59,970	Gaztransport Et Technigaz S.A.	6,976,759
48,432	SOITEC*	6,201,397
		13,178,156
	GERMANY — 6.1%
140,156	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	5,540,837
27,874	Hypoport S.E.*	2,722,581
140,859	Puma S.E.	6,227,432

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
99,525	Scout24 S.E.	$5,100,108
		19,590,958
	INDIA — 3.7%
107,518	Computer Age Management Services Ltd.	3,314,210
581,851	Syngene International Ltd.	4,439,549
46,635	WNS Holdings Ltd. - ADR*	4,014,341
		11,768,100
	ISRAEL — 0.9%
278,573	Maytronics Ltd.	3,003,679

	ITALY — 4.5%
586,986	Ariston Holding N.V.	5,010,931
243,899	Stevanato Group S.p.A.	4,107,259
750,509	Technoprobe S.p.A.*	5,161,224
		14,279,414
	JAPAN — 17.5%
358,200	BayCurrent Consulting, Inc.	10,050,088
70,200	GMO Payment Gateway, Inc.	5,047,790
353,060	Japan Elevator Service Holdings Co., Ltd.	4,164,507
157,800	Jeol Ltd.	5,774,404
225,540	Kobe Bussan Co., Ltd.	4,892,101
403,600	Nihon M&A Center Holdings, Inc.	4,554,144
423,300	Rakus Co., Ltd.	4,701,343
61,700	SHIFT, Inc.*	9,634,118
102,300	Visional, Inc.*	6,953,836
		55,772,331
	MEXICO — 3.1%
720,608	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	6,038,695
974,000	Qualitas Controladora S.A.B. de C.V.	3,827,078
		9,865,773
	NETHERLANDS — 1.5%
76,999	Elastic N.V.*	4,924,086

	NORWAY — 2.7%
4,502,474	AutoStore Holdings Ltd.*	8,509,235

	POLAND — 1.1%
55,620	Dino Polska S.A.*	3,630,448

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RUSSIA — 0.0%
781,116	Cian PLC - ADR*,[1]	$—
125,247	HeadHunter Group PLC - ADR[1]	—
		—
	SWEDEN — 9.0%
250,905	Avanza Bank Holding A.B.	5,004,811
370,488	Hemnet Group A.B.	4,602,756
458,871	Nordnet A.B. publ	5,684,416
154,985	Sdiptech A.B. - Class B*	2,988,414
917,173	SwedenCare A.B.	3,157,523
204,690	Thule Group A.B.	4,032,518
87,927	Vitec Software Group A.B.	3,226,315
		28,696,753
	SWITZERLAND — 7.1%
88,406	Bachem Holding A.G.	6,338,933
693,411	Global Blue Group Holding A.G.*	2,905,392
324,903	Medmix A.G.[2]	5,719,383
127,353	PolyPeptide Group A.G.*,[2]	3,702,813
6,915	Siegfried Holding A.G.*	4,116,142
		22,782,663
	TAIWAN — 2.1%
436,000	Sinbon Electronics Co., Ltd.	3,385,802
451,700	Universal Vision Biotechnology Co., Ltd.	3,454,752
		6,840,554
	UNITED ARAB EMIRATES — 1.4%
1,160,624	Network International Holdings PLC*	4,325,720

	UNITED KINGDOM — 5.8%
2,808,655	Baltic Classifieds Group PLC	4,483,541
169,725	Diploma PLC	4,827,430
75,541	Endava PLC - ADR*	5,759,246
167,799	Wizz Air Holdings PLC*	3,289,361
		18,359,578
	URUGUAY — 1.2%
168,219	Dlocal Ltd./Uruguay*	3,751,284

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 1.6%
1,631,700	FPT Corp.	$4,965,009
	TOTAL COMMON STOCKS
	(Cost $379,983,872)	303,679,002

Principal Amount
	SHORT-TERM INVESTMENTS — 5.5%
$17,615,345	UMB Bank Demand Deposit, 2.96%[3]	17,615,345
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,615,345)	17,615,345

	TOTAL INVESTMENTS — 100.6%
	(Cost $397,599,217)	321,294,347

	Liabilities in Excess of Other Assets — (0.6)%	(1,951,413)
	TOTAL NET ASSETS — 100.0%	$319,342,934

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At October 31, 2022, the value of these restricted securities amounted to $9,422,196 or 2.95% of net assets. These restricted securities have not been deemed illiquid.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	37.0%
Health Care	15.2%
Industrials	13.4%
Consumer Discretionary	9.7%
Financials	7.0%
Consumer Staples	6.2%
Communications	4.4%
Energy	2.2%
Total Common Stocks	95.1%
Short-Term Investments	5.5%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.6%
	COMMUNICATIONS — 1.2%
8,879	IAC, Inc.*	$432,230

	CONSUMER DISCRETIONARY — 13.6%
9,341	Boot Barn Holdings, Inc.*	530,569
14,370	Caesars Entertainment, Inc.*	628,400
31,480	Clarus Corp.	381,223
6,314	Fox Factory Holding Corp.*	554,685
11,412	Planet Fitness, Inc. - Class A*	747,257
7,141	Texas Roadhouse, Inc.	706,602
30,261	Topgolf Callaway Brands Corp.*	566,486
5,283	Wingstop, Inc.	836,774
		4,951,996
	CONSUMER STAPLES — 6.2%
3,234	Casey's General Stores, Inc.	752,584
5,010	Five Below, Inc.*	733,214
14,708	Performance Food Group Co.*	765,404
		2,251,202
	ENERGY — 3.3%
11,874	Matador Resources Co.	789,027
40,175	Permian Resources Corp.*	392,510
		1,181,537
	FINANCIALS — 4.1%
8,306	Pinnacle Financial Partners, Inc.	689,315
5,610	Primerica, Inc.	811,767
		1,501,082
	HEALTH CARE — 19.8%
33,703	AdaptHealth Corp.*	768,428
4,471	Arrowhead Pharmaceuticals, Inc.*	155,636
9,834	AtriCure, Inc.*	414,208
7,140	Axsome Therapeutics, Inc.*	322,371
7,723	Azenta, Inc.	342,901
18,828	Bridgebio Pharma, Inc.*	196,376
10,065	Fate Therapeutics, Inc.*	210,560
14,522	Insmed, Inc.*	251,521
24,749	NanoString Technologies, Inc.*	258,875
7,067	Natera, Inc.*	331,866
13,426	NuVasive, Inc.*	592,489
3,312	Penumbra, Inc.*	567,909
2,611	Repligen Corp.*	476,481
21,725	Rocket Pharmaceuticals, Inc.*	405,389

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,460	Shockwave Medical, Inc.*	$721,149
19,971	Surgery Partners, Inc.*	543,011
7,746	Tandem Diabetes Care, Inc.*	434,938
4,723	Ultragenyx Pharmaceutical, Inc.*	191,093
		7,185,201
	INDUSTRIALS — 13.7%
5,030	Axon Enterprise, Inc.*	731,563
14,641	CryoPort, Inc.*	406,434
6,152	John Bean Technologies Corp.	561,062
11,094	Mercury Systems, Inc.*	536,950
3,282	Saia, Inc.*	652,658
5,350	Tetra Tech, Inc.	755,848
8,807	Timken Co.	627,851
16,903	WillScot Mobile Mini Holdings Corp.*	718,885
		4,991,251
	MATERIALS — 6.2%
17,754	Avient Corp.	612,336
9,179	Ingevity Corp.*	617,471
7,335	Trex Co., Inc.*	352,740
9,173	UFP Industries, Inc.	653,393
		2,235,940
	REAL ESTATE — 1.7%
11,229	Rexford Industrial Realty, Inc. - REIT	620,739

	TECHNOLOGY — 24.8%
23,097	ACI Worldwide, Inc.*	561,950
3,785	Bill.com Holdings, Inc.*	504,768
8,466	Blackline, Inc.*	474,096
6,149	Euronet Worldwide, Inc.*	516,577
10,591	Five9, Inc.*	638,214
30,738	Health Catalyst, Inc.*	271,109
10,694	MACOM Technology Solutions Holdings, Inc.*	618,862
10,424	Procore Technologies, Inc.*	569,776
5,098	Science Applications International Corp.	552,317
9,327	Semtech Corp.*	258,265
12,830	Shift4 Payments, Inc. - Class A*	589,795
18,931	Smartsheet, Inc. - Class A*	661,070
9,490	Sprout Social, Inc. - Class A*	572,532
5,496	SPS Commerce, Inc.*	695,354
4,896	WEX, Inc.*	803,629

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
8,157	WNS Holdings Ltd. - ADR*	$702,155
		8,990,469
	TOTAL COMMON STOCKS
	(Cost $35,915,638)	34,341,647

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
$1,069,851	UMB Bank Demand Deposit, 2.96%[1]	1,069,851
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,069,851)	1,069,851

	TOTAL INVESTMENTS — 97.6%
	(Cost $36,985,489)	35,411,498

	Other Assets in Excess of Liabilities — 2.4%	874,127
	Net Assets — 100.0%	$36,285,625

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	24.8%
Health Care	19.8%
Industrials	13.7%
Consumer Discretionary	13.6%
Consumer Staples	6.2%
Materials	6.2%
Financials	4.1%
Energy	3.3%
Real Estate	1.7%
Communications	1.2%
Total Common Stocks	94.6%
Short-Term Investments	3.0%
Total Investments	97.6%
Other Assets in Excess of Liabilities	2.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.1%
	CONSUMER DISCRETIONARY — 24.2%
59,428	American Woodmark Corp.*	$2,695,060
34,223	America's Car-Mart, Inc.*	2,339,484
79,086	AZEK Co., Inc.*	1,384,796
58,600	Beacon Roofing Supply, Inc.*	3,302,110
37,947	Dorman Products, Inc.*	3,097,234
101,456	ePlus, Inc.*	4,942,936
241,800	Leslie's, Inc.*	3,394,872
38,687	Wyndham Hotels & Resorts, Inc.	2,937,504
		24,093,996
	CONSUMER STAPLES — 12.6%
111,408	Grocery Outlet Holding Corp.*	3,851,375
47,390	Inter Parfums, Inc.	3,832,903
11,672	Lancaster Colony Corp.	2,104,228
48,600	Ollie's Bargain Outlet Holdings, Inc.*	2,721,600
		12,510,106
	FINANCIALS — 10.2%
16,492	Enstar Group Ltd.*	3,306,976
115,936	Focus Financial Partners, Inc. - Class A*	4,033,414
16,262	Virtus Investment Partners, Inc.	2,788,770
		10,129,160
	HEALTH CARE — 10.1%
66,725	Addus HomeCare Corp.*	6,833,975
21,600	ICU Medical, Inc.*	3,205,656
		10,039,631
	INDUSTRIALS — 18.9%
55,300	API Group Corp.*	911,897
19,900	Crane Holdings Co.	1,996,766
11,200	CSW Industrials, Inc.	1,443,904
30,187	EMCOR Group, Inc.	4,259,386
91,200	Hayward Holdings, Inc.*	843,600
236,900	Hillman Solutions Corp.*	1,850,189
19,916	Landstar System, Inc.	3,111,277
46,800	SP Plus Corp.*	1,733,004
14,627	UniFirst Corp.	2,691,514
		18,841,537
	MATERIALS — 4.1%
238,204	Element Solutions, Inc.	4,097,109

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 2.6%
227,047	Cushman & Wakefield PLC*	$2,622,393

	TECHNOLOGY — 8.4%
315,800	E2open Parent Holdings, Inc.*	1,841,114
92,600	MeridianLink, Inc.*	1,666,800
40,000	Thoughtworks Holding, Inc.*	384,400
261,189	Verra Mobility Corp.*	4,458,496
		8,350,810
	TOTAL COMMON STOCKS
	(Cost $87,893,636)	90,684,742

Principal Amount
	SHORT-TERM INVESTMENTS — 9.0%
$8,939,182	UMB Bank Demand Deposit, 2.96%[1]	8,939,182
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,939,182)	8,939,182

	TOTAL INVESTMENTS — 100.1%
	(Cost $96,832,818)	99,623,924
	Liabilities in Excess of Other Assets — (0.1)%	(61,970)
	Net Assets — 100.0%	$99,561,954

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	24.2%
Industrials	18.9%
Consumer Staples	12.6%
Financials	10.2%
Health Care	10.1%
Technology	8.4%
Materials	4.1%
Real Estate	2.6%
Total Common Stocks	91.1%
Short-Term Investments	9.0%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 103.3%
	CHINA — 79.2%
7,000	Acrobiosystems Co., Ltd. - Class A	$109,057
63,900	Angel Yeast Co., Ltd. - Class A	317,779
19,880	Asymchem Laboratories Tianjin Co., Ltd. - Class H	212,970
3,283	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	119,259
32,289	Beijing United Information Technology Co., Ltd. - Class A	549,311
6,300	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	105,832
136,500	China Mengniu Dairy Co., Ltd.*	436,954
4,931	Eastroc Beverage Group Co., Ltd. - Class A	104,748
33,040	Hongfa Technology Co., Ltd. - Class A	155,757
21,467	Huali Industrial Group Co., Ltd. - Class A	119,417
31,644	Hundsun Technologies, Inc. - Class A	181,220
1,600	Kweichow Moutai Co., Ltd. - Class A	296,566
47,000	Li Ning Co., Ltd.	243,126
3,513	Pinduoduo, Inc. - ADR*	192,618
37,200	Ping An Insurance Group Co. of China Ltd. - Class H	148,925
25,101	Qingdao Haier Biomedical Co., Ltd. - Class A	265,403
35,084	Qingdao Hiron Commercial Cold Chain Co., Ltd. - Class A	131,801
15,800	Rianlon Corp. - Class A	133,487
32,600	Shandong Sinocera Functional Material Co., Ltd. - Class A	103,185
79,900	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	161,916
44,200	Shenzhou International Group Holdings Ltd.	306,879
6,880	Silergy Corp.	79,338
17,950	Tencent Holdings Ltd.	471,665
30,964	WuXi AppTec Co., Ltd. - Class H	248,523
9,800	Xiamen Faratronic Co., Ltd. - Class A	237,249
6,400	Xi'an Sinofuse Electric Co., Ltd.	139,737
59,100	Zhejiang Jiemei Electronic & Technology Co., Ltd. - Class A	181,820
10	Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	29
13,651	ZTO Express Cayman, Inc. - ADR	230,565
		5,985,136
	HONG KONG — 16.5%
71,551	AIA Group Ltd.	541,981
405,000	China Overseas Property Holdings Ltd.	254,891
3,700	Hong Kong Exchanges & Clearing Ltd.	98,211
37,200	Techtronic Industries Co., Ltd.	352,236
		1,247,319
	TAIWAN — 7.6%
8,104	Airtac International Group	185,447

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
50,000	Sinbon Electronics Co., Ltd.	$388,280
		573,727
	TOTAL COMMON STOCKS
	(Cost $11,689,467)	7,806,182

Principal Amount
	SHORT-TERM INVESTMENTS — 3.9%
$293,934	UMB Bank Demand Deposit, 2.96%[1]	293,934
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $293,934)	293,934

	TOTAL INVESTMENTS — 107.2%
	(Cost $11,983,401)	8,100,116

	Liabilities in Excess of Other Assets — (7.2)%	(547,279)
	TOTAL NET ASSETS — 100.0%	$7,552,837

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	20.1%
Industrials	15.8%
Technology	15.5%
Consumer Staples	15.3%
Health Care	11.1%
Financials	10.4%
Communications	6.2%
Materials	5.5%
Real Estate	3.4%
Total Common Stocks	103.3%
Short-Term Investments	3.9%
Total Investments	107.2%
Liabilities in Excess of Other Assets	(7.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.8%
	ARGENTINA — 2.7%
75	MercadoLibre, Inc.*	$67,621

	BRAZIL — 2.4%
39,200	Hapvida Participacoes e Investimentos S/A	59,193

	CANADA — 3.1%
1,980	First Quantum Minerals Ltd.	34,923
5,910	Ivanhoe Mines Ltd. - Class A*	40,994
		75,917
	CHINA — 10.9%
5,000	Glodon Co., Ltd. - Class A	33,883
2,145	JD.com, Inc. - Class A	39,061
900	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	40,232
8,100	Shenzhou International Group Holdings Ltd.	56,238
2,900	Tencent Holdings Ltd.	76,202
3,000	WuXi AppTec Co., Ltd. - Class H	24,079
		269,695
	DENMARK — 0.8%
1,045	Vestas Wind Systems A/S	20,601

	HONG KONG — 7.6%
17,014	AIA Group Ltd.	128,877
2,200	Hong Kong Exchanges & Clearing Ltd.	58,395
		187,272
	INDIA — 10.2%
1,780	HDFC Bank Ltd. - ADR	110,912
3,398	ICICI Bank Ltd. - ADR	74,892
1,740	Tata Consultancy Services Ltd.	67,150
		252,954
	INDONESIA — 5.9%
22,930	Bank Central Asia Tbk P.T.	12,962
471,932	Telkom Indonesia Persero Tbk P.T.	132,542
		145,504
	MEXICO — 6.2%
5,900	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	91,390
30,070	Megacable Holdings S.A.B. de C.V.	63,151
		154,541

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 2.2%
39	Adyen N.V.*	$55,676

	PERU — 4.2%
710	Credicorp Ltd.	103,916

	SINGAPORE — 4.7%
5,877	United Overseas Bank Ltd.	115,300

	SOUTH AFRICA — 3.0%
4,623	Bid Corp. Ltd.	74,386

	SOUTH KOREA — 1.9%
2,702	Coupang, Inc.*	46,663

	SWEDEN — 4.2%
6,590	Sandvik A.B.	102,980

	TAIWAN — 7.4%
9,000	Feng TAY Enterprise Co., Ltd.	44,697
2,230	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	137,256
		181,953
	UNITED KINGDOM — 7.4%
820	AstraZeneca PLC	96,211
732	Endava PLC - ADR*	55,808
1,587	Wizz Air Holdings PLC*	31,110
		183,129
	UNITED STATES — 7.3%
175	American Tower Corp. - REIT	36,258
3,231	Baker Hughes Co.	89,370
166	Mastercard, Inc. - Class A	54,478
		180,106
	VIETNAM — 3.7%
28,674	Vietnam Dairy Products JSC	90,508
	TOTAL COMMON STOCKS
	(Cost $2,883,694)	2,367,915

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.1%
$102,655	UMB Bank Demand Deposit, 2.96%[1]	$102,655
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $102,655)	102,655

	TOTAL INVESTMENTS — 99.9%
	(Cost $2,986,349)	2,470,570

	Other Assets in Excess of Liabilities — 0.1%	1,576
	TOTAL NET ASSETS — 100.0%	$2,472,146

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Developing World Equity Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	24.5%
Technology	16.3%
Communications	11.0%
Consumer Discretionary	10.3%
Industrials	9.1%
Health Care	8.9%
Consumer Staples	6.7%
Energy	4.4%
Materials	3.1%
Real Estate	1.5%
Total Common Stocks	95.8%
Short-Term Investments	4.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Equity Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	ARGENTINA — 0.9%
270	MercadoLibre, Inc.*	$243,437

	CANADA — 7.6%
6,420	Canadian National Railway Co.	760,561
13,370	First Quantum Minerals Ltd.	235,820
2,330	Intact Financial Corp.	354,032
46,620	Ivanhoe Mines Ltd. - Class A*	323,370
8,310	Shopify, Inc. - Class A*	284,451
		1,958,234
	DENMARK — 4.5%
8,610	Novo Nordisk A/S - Class B	936,176
11,320	Vestas Wind Systems A/S	223,159
		1,159,335
	FRANCE — 2.4%
5,600	Airbus S.E.	605,935

	GERMANY — 2.1%
5,450	adidas A.G.	531,997

	HONG KONG — 3.3%
111,680	AIA Group Ltd.	845,948

	INDIA — 4.2%
17,440	HDFC Bank Ltd. - ADR	1,086,686

	INDONESIA — 1.7%
1,579,400	Telkom Indonesia Persero Tbk P.T.	443,576

	IRELAND — 7.9%
2,700	Accenture PLC - Class A	766,530
4,520	Aon PLC - Class A	1,272,335
		2,038,865
	JAPAN — 2.9%
2,449	Cosmos Pharmaceutical Corp.	236,854
3,320	Daikin Industries Ltd.	497,294
		734,148
	MEXICO — 3.7%
35,210	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	545,397

WCM International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
190,000	Megacable Holdings S.A.B. de C.V.	$399,026
		944,423
	NETHERLANDS — 3.7%
500	Adyen N.V.*	713,793
520	ASML Holding N.V.	245,658
		959,451
	PERU — 3.4%
6,040	Credicorp Ltd.	884,014

	SINGAPORE — 4.9%
63,913	United Overseas Bank Ltd.	1,253,898

	SOUTH KOREA — 1.4%
20,320	Coupang, Inc.*	350,926

	SPAIN — 4.4%
110,600	Iberdrola S.A.	1,124,712

	SWEDEN — 4.0%
64,890	Sandvik A.B.	1,014,020

	SWITZERLAND — 2.1%
8,730	Alcon, Inc.	529,736

	TAIWAN — 3.4%
76,000	Feng TAY Enterprise Co., Ltd.	377,437
8,170	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	502,864
		880,301
	UNITED KINGDOM — 15.1%
19,340	AstraZeneca PLC - ADR	1,137,385
37,740	Compass Group PLC	794,864
7,550	Endava PLC - ADR*	575,612
7,150	London Stock Exchange Group PLC	619,771
32,820	Persimmon PLC	491,111
5,620	Unilever PLC - ADR	255,766
		3,874,509
	UNITED STATES — 14.3%
1,260	American Tower Corp. - REIT	261,059
33,560	Baker Hughes Co.	928,270

WCM International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
9,230	Crown Holdings, Inc.	$633,086
8,120	International Flavors & Fragrances, Inc.	792,593
3,200	Mastercard, Inc. - Class A	1,050,176
		3,665,184
	TOTAL COMMON STOCKS
	(Cost $24,839,783)	25,129,335

Principal Amount
	SHORT-TERM INVESTMENTS — 2.1%
$543,156	UMB Bank Demand Deposit, 2.96%[1]	543,156
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $543,156)	543,156

	TOTAL INVESTMENTS — 100.0%
	(Cost $25,382,939)	25,672,491
	Liabilities in Excess of Other Assets — (0.0)%	(10,368)
	TOTAL NET ASSETS — 100.0%	$25,662,123

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Equity Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	24.6%
Industrials	16.4%
Technology	16.1%
Health Care	10.2%
Consumer Discretionary	7.8%
Materials	7.7%
Energy	4.5%
Utilities	4.4%
Communications	3.3%
Consumer Staples	1.9%
Real Estate	1.0%
Total Common Stocks	97.9%
Short-Term Investments	2.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	BELGIUM — 6.7%
5,780	D'ieteren Group	$961,945
4,690	KBC Group N.V.	235,041
		1,196,986
	CANADA — 12.5%
6,840	Bank of Nova Scotia	330,509
13,420	Brookfield Asset Management, Inc. - Class A	531,566
18,930	CAE, Inc.*	361,374
6,800	Canadian Natural Resources Ltd.	407,592
4,770	CGI, Inc.*	383,842
7,320	Open Text Corp.	211,914
		2,226,797
	CHINA — 2.1%
1,800	Baidu, Inc. - ADR*	137,826
72,000	China Mengniu Dairy Co., Ltd.*	230,481
		368,307
	FRANCE — 1.8%
2,000	Capgemini S.E.	327,778

	GERMANY — 2.9%
3,200	Merck KGaA	521,483

	HONG KONG — 2.6%
32,970	AIA Group Ltd.	249,740
22,940	Techtronic Industries Co., Ltd.	217,212
		466,952
	INDIA — 7.0%
36,100	ICICI Bank Ltd. - ADR	795,644
7,530	Reliance Industries Ltd. - GDR	459,990
		1,255,634
	IRELAND — 5.1%
2,360	ICON PLC*	466,903
2,780	Trane Technologies PLC	443,771
		910,674
	ISRAEL — 3.8%
72,020	Israel Discount Bank Ltd. - Class A	409,507
1,420	Nice Ltd. - ADR*	269,644
		679,151

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 17.0%
4,900	Advantest Corp.	$257,944
8,300	Bandai Namco Holdings, Inc.	548,654
12,100	FUJIFILM Holdings Corp.	553,574
11,500	Recruit Holdings Co., Ltd.	353,868
7,150	Sony Group Corp. - ADR	482,411
13,300	Square Enix Holdings Co., Ltd.	593,473
900	Tokyo Electron Ltd.	236,787
		3,026,711
	MEXICO — 4.2%
22,950	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	192,321
69,310	Grupo Financiero Banorte S.A.B. de C.V. - Class O	563,386
		755,707
	NETHERLANDS — 1.1%
1,650	Koninklijke DSM N.V.	194,088

	NORWAY — 1.1%
12,620	Mowi A.S.A.	188,362

	RUSSIA — 0.0%
8,120	HeadHunter Group PLC - ADR[1]	—
34,600	Sberbank of Russia PJSC - ADR*,[1]	—
		—
	SINGAPORE — 1.7%
7,460	Kulicke & Soffa Industries, Inc.	312,872

	SWEDEN — 4.8%
25,840	Atlas Copco A.B. - A Shares	275,797
15,030	Getinge A.B. - B Shares	305,004
17,700	Sandvik A.B.	276,593
		857,394
	SWITZERLAND — 9.7%
2,460	Chubb Ltd.	528,629
98,500	Glencore PLC	564,703
1,000	Roche Holding A.G.	331,782
2,500	TE Connectivity Ltd.	305,575
		1,730,689
	TAIWAN — 1.3%
3,750	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	230,812

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 2.8%
4,300	Fabrinet*	$491,920

	UNITED ARAB EMIRATES — 2.2%
106,000	Network International Holdings PLC*	395,069

	UNITED KINGDOM — 2.7%
17,910	RELX PLC - ADR	482,854

	UNITED STATES — 3.6%
1,910	Helen of Troy Ltd.*	180,724
9,000	Schlumberger N.V.	468,270
		648,994
	TOTAL COMMON STOCKS
	(Cost $21,976,554)	17,269,234

Principal Amount
	SHORT-TERM INVESTMENTS — 3.2%
$561,888	UMB Bank Demand Deposit, 2.96%[2]	561,888
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $561,888)	561,888

	TOTAL INVESTMENTS — 99.9%
	(Cost $22,538,442)	17,831,122

	Other Assets in Excess of Liabilities — 0.1%	21,323
	TOTAL NET ASSETS — 100.0%	$17,852,445

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	26.0%
Financials	20.4%
Industrials	13.6%
Health Care	9.1%
Energy	7.5%
Communications	7.2%
Consumer Discretionary	5.4%
Materials	4.2%
Consumer Staples	3.3%
Total Common Stocks	96.7%
Short-Term Investments	3.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 118.0%
	ARGENTINA — 3.1%
3,320	Globant S.A.*	$626,418

	BELGIUM — 4.6%
5,580	D'ieteren Group	928,660

	BRAZIL — 2.9%
386,100	Hapvida Participacoes e Investimentos S/A	583,018

	CANADA — 2.8%
390	Constellation Software, Inc.	563,900

	CHINA — 6.2%
113,650	China Mengniu Dairy Co., Ltd.*	363,808
86,500	Li Ning Co., Ltd.	447,455
65,100	Shenzhou International Group Holdings Ltd.	451,986
		1,263,249
	CYPRUS — 0.0%
3,700	TCS Group Holding PLC - GDR*,1	—

	FRANCE — 10.0%
14,820	Edenred	759,758
5,140	Gaztransport Et Technigaz S.A.	597,975
2,480	Teleperformance	664,459
		2,022,192
	GERMANY — 4.5%
2,850	MTU Aero Engines A.G.	510,026
8,880	Puma S.E.	392,588
		902,614
	HONG KONG — 2.3%
48,350	Techtronic Industries Co., Ltd.	457,812

	INDIA — 2.3%
10,680	Divi's Laboratories Ltd.	465,865

	IRELAND — 11.7%
4,270	Flutter Entertainment PLC*	565,946
2,320	ICON PLC*	458,989
7,340	Ryanair Holdings PLC - ADR*	505,653
4,859	STERIS PLC	838,566
		2,369,154

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 10.2%
14,990	Amplifon S.p.A.	$372,408
59,910	Davide Campari-Milano N.V.	538,006
14,550	Moncler S.p.A.	627,742
31,190	Stevanato Group S.p.A.	525,240
		2,063,396
	JAPAN — 21.6%
31,070	BayCurrent Consulting, Inc.	871,737
2,528	Disco Corp.	604,649
8,228	GMO Payment Gateway, Inc.	591,641
27,100	Kobe Bussan Co., Ltd.	587,816
6,610	Lasertec Corp.	928,777
20,400	MonotaRO Co., Ltd.	309,669
42,500	Nihon M&A Center Holdings, Inc.	479,562
		4,373,851
	NETHERLANDS — 8.2%
2,580	ASM International N.V.	570,741
9,400	Elastic N.V.*	601,130
7,680	Euronext N.V.	487,436
		1,659,307
	NORWAY — 3.0%
326,660	AutoStore Holdings Ltd.*	617,355

	POLAND — 2.4%
7,460	Dino Polska S.A.*	486,932

	RUSSIA — 0.0%
9,200	Yandex N.V. - Class A*,1	—

	SPAIN — 2.7%
10,670	Amadeus IT Group S.A.*	556,491

	SWEDEN — 9.4%
9,570	Evolution A.B.	892,715
22,500	Lifco A.B. - B Shares	325,121
86,314	Nibe Industrier A.B. - B Shares	688,508
		1,906,344
	SWITZERLAND — 4.9%
7,850	Bachem Holding A.G.	562,865

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
4,440	Straumann Holding A.G.	$422,539
		985,404
	UNITED KINGDOM — 5.2%
22,820	Halma PLC	553,364
84,600	Howden Joinery Group PLC	498,345
		1,051,709
	TOTAL COMMON STOCKS
	(Cost $29,640,762)	23,883,671

Principal Amount
	SHORT-TERM INVESTMENTS — 9.7%
$1,950,775	UMB Bank Demand Deposit, 2.96%[2]	1,950,775
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,950,775)	1,950,775

	TOTAL INVESTMENTS — 127.7%
	(Cost $31,591,537)	25,834,446

	Liabilities in Excess of Other Assets — (27.7)%	(5,600,650)
	TOTAL NET ASSETS — 100.0%	$20,233,796

ADR – American Depository Receipt
GDR – Global Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	32.6%
Consumer Discretionary	25.3%
Health Care	22.5%
Industrials	20.1%
Consumer Staples	9.8%
Financials	4.8%
Energy	2.9%
Communications	0.0%
Total Common Stocks	118.0%
Short-Term Investments	9.7%
Total Investments	127.7%
Liabilities in Excess of Other Assets	(27.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Long-Term Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.0%
	ARGENTINA — 3.6%
115	MercadoLibre, Inc.*	$103,686

	AUSTRALIA — 4.4%
625	Atlassian Corp. - Class A*	126,706

	CANADA — 8.2%
1,135	Canadian Pacific Railway Ltd.	84,546
370	Lululemon Athletica, Inc.*	121,745
875	Shopify, Inc. - Class A*	29,951
		236,242
	CHINA — 6.7%
11,500	Li Ning Co., Ltd.	59,488
2,800	Meituan - Class B*	44,829
6,200	WuXi AppTec Co., Ltd. - Class H	49,763
8,500	Wuxi Biologics Cayman, Inc.*	38,247
		192,327
	CYPRUS — 0.0%
550	TCS Group Holding PLC - GDR*,1	—

	FRANCE — 9.8%
505	Gaztransport Et Technigaz S.A.	58,751
95	Hermes International	122,965
160	LVMH Moet Hennessy Louis Vuitton S.E.	100,958
		282,674
	GERMANY — 6.1%
755	Carl Zeiss Meditec A.G.	91,386
235	Sartorius A.G.	82,858
		174,244
	HONG KONG — 3.1%
9,450	Techtronic Industries Co., Ltd.	89,479

	INDIA — 3.1%
1,410	HDFC Bank Ltd. - ADR	87,857

	INDONESIA — 3.0%
149,750	Bank Central Asia Tbk P.T.	84,650

	ITALY — 4.8%
7,430	Davide Campari-Milano N.V.	66,723

WCM International Long-Term Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY (Continued)
1,620	Moncler S.p.A.	$69,893
		136,616
	JAPAN — 2.4%
180	Keyence Corp.	67,872

	NETHERLANDS — 11.9%
87	Adyen N.V.*	124,200
485	ASM International N.V.	107,292
230	ASML Holding N.V.	108,657
		340,149
	NORWAY — 1.4%
21,670	AutoStore Holdings Ltd.*	40,954

	RUSSIA — 0.0%
885	Yandex N.V. - Class A*,[1]	—

	SWEDEN — 4.7%
435	Evolution A.B.	40,578
11,960	Nibe Industrier A.B. - B Shares	95,402
		135,980
	SWITZERLAND — 11.3%
12,050	Glencore PLC	69,083
160	Lonza Group A.G.	82,362
865	Straumann Holding A.G.	82,319
400	VAT Group A.G.	91,316
		325,080
	TAIWAN — 2.2%
1,025	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	63,089

	UNITED KINGDOM — 2.8%
645	Spirax-Sarco Engineering PLC	79,485

	UNITED STATES — 3.5%
290	EPAM Systems, Inc.*	101,500

	TOTAL COMMON STOCKS
	(Cost $3,383,414)	2,668,590

WCM International Long-Term Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 6.5%
$186,507	UMB Bank Demand Deposit, 2.96%[2]	$186,507
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $186,507)	186,507

	TOTAL INVESTMENTS — 99.5%
	(Cost $3,569,921)	2,855,097

	Other Assets in Excess of Liabilities — 0.5%	15,406
	TOTAL NET ASSETS — 100.0%	$2,870,503

ADR – American Depository Receipt
GDR – Global Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Long-Term Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	24.5%
Consumer Discretionary	21.6%
Industrials	17.7%
Health Care	14.9%
Financials	6.0%
Materials	2.4%
Consumer Staples	2.3%
Energy	2.0%
Communications	1.6%
Total Common Stocks	93.0%
Short-Term Investments	6.5%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Mid Cap Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.8%
	COMMUNICATIONS — 4.6%
322	GoDaddy, Inc.*	$25,889

	CONSUMER DISCRETIONARY — 8.9%
282	CarMax, Inc.*	17,769
371	Masco Corp.	17,166
471	YETI Holdings, Inc.*	15,110
		50,045
	CONSUMER STAPLES — 2.9%
287	Ollie's Bargain Outlet Holdings, Inc.*	16,072

	FINANCIALS — 11.6%
461	Brown & Brown, Inc.	27,103
599	Focus Financial Partners, Inc. - Class A*	20,839
14	Markel Corp.*	16,886
		64,828
	HEALTH CARE — 6.9%
39	Chemed Corp.	18,208
183	Zimmer Biomet Holdings, Inc.	20,743
		38,951
	INDUSTRIALS — 18.9%
329	Graco, Inc.	22,892
43	IDEX Corp.	9,559
125	Landstar System, Inc.	19,527
147	Lincoln Electric Holdings, Inc.	20,874
428	R1 RCM, Inc.*	7,558
38	Rockwell Automation, Inc.	9,701
59	Watsco, Inc.	15,987
		106,098
	MATERIALS — 13.3%
133	Ashland, Inc.	13,955
79	Carlisle Cos., Inc.	18,865
1,186	Element Solutions, Inc.	20,399
79	FMC Corp.	9,393
254	Trex Co., Inc.*	12,215
		74,827
	REAL ESTATE — 5.9%
194	CBRE Group, Inc. - Class A*	13,762
123	Jones Lang LaSalle, Inc.*	19,568
		33,330

WCM Focused Mid Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 19.8%
244	Booz Allen Hamilton Holding Corp.	$26,559
144	CDW Corp.	24,885
94	Entegris, Inc.	7,458
175	MKS Instruments, Inc.	14,376
155	PTC, Inc.*	18,264
69	Zebra Technologies Corp. - Class A*	19,542
		111,084
	TOTAL COMMON STOCKS
	(Cost $541,481)	521,124

Principal Amount
	SHORT-TERM INVESTMENTS — 6.7%
$37,883	UMB Bank Demand Deposit, 2.96%[1]	37,883
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $37,883)	37,883

	TOTAL INVESTMENTS — 99.5%
	(Cost $579,364)	559,007

	Other Assets in Excess of Liabilities — 0.5%	2,620
	Net Assets — 100.0%	$561,627

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Mid Cap Fund

SUMMARY OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	19.8%
Industrials	18.9%
Materials	13.3%
Financials	11.6%
Consumer Discretionary	8.9%
Health Care	6.9%
Real Estate	5.9%
Communications	4.6%
Consumer Staples	2.9%
Total Common Stocks	92.8%
Short-Term Investments	6.7%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2022 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$14,435,897,261	$1,858,500,271	$340,439,002
Foreign currency, at cost	-	1,664,046	-
Investments, at value	$15,774,830,310	$1,359,895,200	$329,422,423
Foreign currency, at value	-	1,641,837	-
Receivables:
Fund shares sold	15,053,533	10,201,669	289,472
Reclaims receivable	23,713,386	-	93,837
Dividends and interest	10,271,391	294,086	75,891
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	8,957	67,974	34,622
Total assets	15,823,877,577	1,372,100,766	329,916,245

Liabilities:
Payables:
Investment securities purchased	-	2,003,262	-
Fund shares redeemed	17,528,679	12,376,363	313,864
Advisory fees	11,172,545	1,017,146	192,523
Shareholder servicing fees (Note 7)	860,114	657,122	49,915
Distribution fees (Note 8)	154,692	23,842	2,955
Fund administration fees	5,661,416	151,638	47,404
Fund accounting fees	522,826	75,513	43,106
Transfer agent fees and expenses	125,910	76,217	21,010
Custody fees	664,674	650,332	36,887
Shareholder reporting fees	226,094	27,654	1,259
Trustees' deferred compensation (Note 3)	98,844	12,829	8,050
Trustees' fees and expenses	16,339	2,982	2,081
Auditing fees	9,660	9,660	9,660
Legal fees	3,038	7,643	4,076
Chief Compliance Officer fees	1,193	894	2,532
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	-	-
Accrued other expenses	299,147	32,750	12,263
Total liabilities	37,345,171	17,125,847	747,585

Net Assets	$15,786,532,406	$1,354,974,919	$329,168,660
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	14,477,875,944	2,139,931,244	345,390,368
Total distributable earnings (accumulated deficit)	1,308,656,462	(784,956,325)	(16,221,708)
Net Assets	$15,786,532,406	$1,354,974,919	$329,168,660

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$740,285,878	$120,228,201	$14,189,753
Shares of beneficial interest issued and outstanding	40,609,209	10,599,943	805,729
Net asset value, offering and redemption price per share	$18.23	$11.34	$17.61

Institutional Class:
Net assets applicable to shares outstanding	$15,046,246,528	$1,234,746,718	$314,978,907
Shares of beneficial interest issued and outstanding	816,294,872	107,482,868	17,493,057
Net asset value, offering and redemption price per share	$18.43	$11.49	$18.01

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2022 (Unaudited)

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Assets:
Investments, at cost	$397,599,217	$36,985,489	$96,832,818
Foreign currency, at cost	68,748	-	-
Investments, at value	$321,294,347	$35,411,498	$99,623,924
Foreign currency, at value	66,092	-	-
Receivables:
Fund shares sold	12,827	901,455	14,955
Reclaims receivable	274,536	-	-
Dividends and interest	187,806	3,565	46,828
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	12,068	28,618	16,877
Total assets	321,847,676	36,345,136	99,702,584

Liabilities:
Payables:
Investment securities purchased	286,366	-	-
Fund shares redeemed	1,443,606	-	19,395
Advisory fees	200,065	2,041	47,061
Shareholder servicing fees (Note 7)	185,653	5,607	4,910
Distribution fees (Note 8)	-	16	33
Fund administration fees	61,134	10,045	18,636
Fund accounting fees	23,726	7,782	4,522
Transfer agent fees and expenses	29,789	5,203	5,395
Custody fees	109,063	4,794	4,819
Shareholder reporting fees	27,463	1,972	2,198
Trustees' deferred compensation (Note 3)	8,415	3,228	3,456
Trustees' fees and expenses	1,645	1,606	2,856
Auditing fees	9,451	9,437	9,660
Legal fees	2,585	3,052	7,627
Chief Compliance Officer fees	215	195	696
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	93,490	-	-
Accrued other expenses	22,076	4,533	9,366
Total liabilities	2,504,742	59,511	140,630

Net Assets	$319,342,934	$36,285,625	$99,561,954
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	519,618,625	41,874,445	94,793,637
Total distributable earnings (accumulated deficit)	(200,275,691)	(5,588,820)	4,768,317
Net Assets	$319,342,934	$36,285,625	$99,561,954

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$76,589	$193,814
Shares of beneficial interest issued and outstanding	-	7,238	19,533
Net asset value, offering and redemption price per share	$-	$10.58	$9.92

Institutional Class:
Net assets applicable to shares outstanding	$319,342,934	$36,209,036	$99,368,140
Shares of beneficial interest issued and outstanding	20,282,914	3,396,081	9,924,024
Net asset value, offering and redemption price per share	$15.74	$10.66	$10.01

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2022 (Unaudited)

	WCM China Quality Growth Fund	WCM Developing World Equity Fund	WCM International Equity Fund
Assets:
Investments, at cost	$11,983,401	$2,986,349	$25,382,939
Foreign currency, at cost	39,032	636	1,543
Investments, at value	$8,100,116	$2,470,570	$25,672,491
Foreign currency, at value	38,040	600	1,429
Receivables:
Fund shares sold	-	13,860	-
Reclaims receivable	-	-	649
Dividends and interest	729	494	9,436
Due from Advisor	16,487	23,668	10,469
Offering costs	-	-	-
Prepaid expenses	7,255	29,423	26,071
Total assets	8,162,627	2,538,615	25,720,545

Liabilities:
Payables:
Investment securities purchased	16,685	-	-
Fund shares redeemed	481,819	-	-
Advisory fees	-	-	-
Shareholder servicing fees (Note 7)	9,604	433	976
Distribution fees (Note 8)	27	22	43
Fund administration fees	15,096	11,215	7,164
Fund accounting fees	15,870	13,748	11,361
Transfer agent fees and expenses	10,320	7,486	5,978
Custody fees	23,568	6,384	6,479
Shareholder reporting fees	6,349	453	4,064
Trustees' deferred compensation (Note 3)	2,379	2,349	2,353
Trustees' fees and expenses	2,064	2,666	2,636
Auditing fees	9,660	9,659	9,658
Legal fees	10,095	7,270	3,969
Chief Compliance Officer fees	1,630	2,438	1,628
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	-	-
Accrued other expenses	4,624	2,346	2,113
Total liabilities	609,790	66,469	58,422

Net Assets	$7,552,837	$2,472,146	$25,662,123
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	13,805,276	3,048,809	25,417,827
Total distributable earnings (accumulated deficit)	(6,252,439)	(576,663)	244,296
Net Assets	$7,552,837	$2,472,146	$25,662,123

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$116,215	$132,790	$213,760
Shares of beneficial interest issued and outstanding	13,484	12,170	17,788
Net asset value, offering and redemption price per share	$8.62	$10.91	$12.02

Institutional Class:
Net assets applicable to shares outstanding	$7,436,622	$2,339,356	$25,448,363
Shares of beneficial interest issued and outstanding	856,901	213,210	2,108,955
Net asset value, offering and redemption price per share	$8.68	$10.97	$12.07

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2022 (Unaudited)

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM International Long-Term Growth Fund
Assets:
Investments, at cost	$22,538,442	$31,591,537	$3,569,921
Foreign currency, at cost	-	-	-
Investments, at value	$17,831,122	$25,834,446	$2,855,097
Foreign currency, at value	-	-	-
Receivables:
Fund shares sold	40,000	35,599	-
Reclaims receivable	14,511	8,571	231
Dividends and interest	15,281	23,351	883
Due from Advisor	8,235	8,589	22,555
Offering costs	-	-	-
Prepaid expenses	20,135	3,063	54,768
Total assets	17,929,284	25,913,619	2,933,534

Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	-	5,562,066	4,239
Advisory fees	-	-	-
Shareholder servicing fees (Note 7)	5,820	13,674	1,176
Distribution fees (Note 8)	10	14	1
Fund administration fees	10,610	9,200	8,718
Fund accounting fees	12,524	17,454	21,274
Transfer agent fees and expenses	7,225	9,119	4,469
Custody fees	10,190	23,319	9,187
Shareholder reporting fees	2,462	5,518	613
Trustees' deferred compensation (Note 3)	2,174	1,813	1,426
Trustees' fees and expenses	1,992	3,220	1,776
Auditing fees	9,660	17,215	8,223
Legal fees	7,353	9,136	486
Chief Compliance Officer fees	1,426	3,308	387
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	-	-
Accrued other expenses	5,393	4,767	1,056
Total liabilities	76,839	5,679,823	63,031

Net Assets	$17,852,445	$20,233,796	$2,870,503
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	23,261,074	32,002,585	4,011,280
Total distributable earnings (accumulated deficit)	(5,408,629)	(11,768,789)	(1,140,777)
Net Assets	$17,852,445	$20,233,796	$2,870,503

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$44,692	$62,135	$5,462
Shares of beneficial interest issued and outstanding	4,191	9,029	1,000
Net asset value, offering and redemption price per share	$10.66	$6.88	$5.46

Institutional Class:
Net assets applicable to shares outstanding	$17,807,753	$20,171,661	$2,865,041
Shares of beneficial interest issued and outstanding	1,661,094	2,917,892	523,322
Net asset value, offering and redemption price per share	$10.72	$6.91	$5.48	[1]

[1]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2022 (Unaudited)

WCM Focused Mid Cap Fund
Assets:
Investments, at cost	$579,364
Foreign currency, at cost	-
Investments, at value	$559,007
Foreign currency, at value	-
Receivables:
Fund shares sold	-
Reclaims receivable	-
Dividends and interest	155
Due from Advisor	20,906
Offering costs	8,880
Prepaid expenses	31,171
Total assets	620,119

Liabilities:
Payables:
Investment securities purchased	-
Fund shares redeemed	-
Advisory fees	-
Shareholder servicing fees (Note 7)	84
Distribution fees (Note 8)	2
Fund administration fees	1,957
Fund accounting fees	2,091
Transfer agent fees and expenses	312
Custody fees	1,372
Shareholder reporting fees	352
Trustees' deferred compensation (Note 3)	406
Trustees' fees and expenses	813
Auditing fees	5,507
Legal fees	1,324
Chief Compliance Officer fees	406
Offering costs - Advisor	43,691
Non-U.S. Taxes	-
Accrued other expenses	175
Total liabilities	58,492

Net Assets	$561,627
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	587,236
Total distributable earnings (accumulated deficit)	(25,609)
Net Assets	$561,627

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$9,166
Shares of beneficial interest issued and outstanding	1,000
Net asset value, offering and redemption price per share	$9.17

Institutional Class:
Net assets applicable to shares outstanding	$552,461
Shares of beneficial interest issued and outstanding	60,233
Net asset value, offering and redemption price per share	$9.17

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months/Period Ended October 31, 2022 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $7,246,848, $1,500,887 and $74,705, respectively)	$89,168,207	$13,796,629	$1,365,068
Interest	3,075,686	701,000	139,693
Total investment income	92,243,893	14,497,629	1,504,761

Expenses:
Advisory fees	74,989,165	8,013,320	1,507,224
Shareholder servicing fees (Note 7)	8,516,544	1,078,518	182,859
Distribution fees (Note 8)	1,102,422	130,935	19,102
Fund administration fees	8,982,580	494,121	159,804
Fund accounting fees	1,079,013	155,845	82,201
Transfer agent fees and expenses	405,574	144,619	40,079
Custody fees	1,145,420	1,027,448	56,110
Shareholder reporting fees	288,381	68,822	15,086
Registration fees	186,820	73,952	52,915
Miscellaneous	157,511	30,874	10,218
Trustees' fees and expenses	93,353	12,010	5,127
Legal fees	32,560	12,173	6,103
Insurance fees	22,865	3,566	2,163
Auditing fees	9,660	9,660	9,660
Chief Compliance Officer fees	2,667	2,666	4,667
Offering costs	-	-	-
Total expenses	97,014,535	11,258,529	2,153,318
Advisory fees (waived) recovered	-	(1,110,945)	(272,710)
Other expenses absorbed	-	-	-
Net expenses	97,014,535	10,147,584	1,880,608
Net investment income (loss)	(4,770,642)	4,350,045	(375,847)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(83,078,237)	(181,545,046)	(18,658,353)
Foreign currency transactions	(1,109,843)	(702,795)	(2,852)
Deferred non-U.S. taxes	-	(961,181)	-
Net realized gain (loss)	(84,188,080)	(183,209,022)	(18,661,205)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,977,921,020)	(145,173,922)	(10,627,827)
Foreign currency translations	(746,181)	1,205	(3,010)
Deferred non-U.S. taxes	-	871,953	-
Net change in unrealized appreciation (depreciation)	(1,978,667,201)	(144,300,764)	(10,630,837)
Net realized and unrealized gain (loss)	(2,062,855,281)	(327,509,786)	(29,292,042)

Net Increase (Decrease) in Net Assets from Operations	$(2,067,625,923)	$(323,159,741)	$(29,667,889)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended October 31, 2022 (Unaudited)

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of $270,463, $0 and $0, respectively)	$1,979,930	$60,945	$233,325
Interest	101,565	12,629	62,903
Total investment income	2,081,495	73,574	296,228

Expenses:
Advisory fees	1,940,045	177,256	492,837
Shareholder servicing fees (Note 7)	274,714	20,974	42,284
Distribution fees (Note 8)	-	97	202
Fund administration fees	174,604	30,452	61,744
Fund accounting fees	84,342	28,162	30,256
Transfer agent fees and expenses	45,998	16,551	19,397
Custody fees	273,725	11,247	7,165
Shareholder reporting fees	31,020	7,954	2,247
Registration fees	44,500	22,082	13,830
Miscellaneous	12,017	4,265	3,630
Trustees' fees and expenses	5,386	3,624	3,519
Legal fees	6,902	5,246	2,618
Insurance fees	2,352	1,750	1,799
Auditing fees	9,652	9,658	9,660
Chief Compliance Officer fees	2,665	2,665	2,667
Offering costs	-	-	-
Total expenses	2,907,922	341,983	693,855
Advisory fees (waived) recovered	(482,459)	(149,949)	(200,815)
Other expenses absorbed	-	-	-
Net expenses	2,425,463	192,034	493,040
Net investment income (loss)	(343,968)	(118,460)	(196,812)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(97,717,349)	(3,765,880)	1,269,072
Foreign currency transactions	(11,314)	-	-
Deferred non-U.S. taxes	(743,556)	-	-
Net realized gain (loss)	(98,472,219)	(3,765,880)	1,269,072
Net change in unrealized appreciation (depreciation) on:
Investments	(5,997,506)	1,891,458	(4,584,232)
Foreign currency translations	(12,828)	-	-
Deferred non-U.S. taxes	934,309	-	-
Net change in unrealized appreciation (depreciation)	(5,076,025)	1,891,458	(4,584,232)
Net realized and unrealized gain (loss)	(103,548,244)	(1,874,422)	(3,315,160)

Net Increase (Decrease) in Net Assets from Operations	$(103,892,212)	$(1,992,882)	$(3,511,972)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended October 31, 2022 (Unaudited)

	WCM China Quality Growth Fund	WCM Developing World Equity Fund	WCM International Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $6,939, $2,529 and $3,276, respectively)	$106,158	$34,435	$56,893
Interest	4,063	996	7,571
Total investment income	110,221	35,431	64,464

Expenses:
Advisory fees	52,142	13,087	28,113
Shareholder servicing fees (Note 7)	7,821	1,568	3,057
Distribution fees (Note 8)	174	98	92
Fund administration fees	28,762	30,667	26,531
Fund accounting fees	34,306	32,923	30,617
Transfer agent fees and expenses	21,695	18,672	17,673
Custody fees	18,583	12,988	16,140
Shareholder reporting fees	4,110	3,883	7,573
Registration fees	23,506	23,597	21,691
Miscellaneous	2,708	2,422	2,507
Trustees' fees and expenses	3,184	5,124	5,108
Legal fees	4,611	11,825	8,087
Insurance fees	1,727	1,337	1,713
Auditing fees	9,660	9,659	9,658
Chief Compliance Officer fees	2,667	4,666	3,665
Offering costs	-	-	-
Total expenses	215,656	172,516	182,225
Advisory fees (waived) recovered	(52,142)	(13,087)	(28,113)
Other expenses absorbed	(98,160)	(142,972)	(112,675)
Net expenses	65,354	16,457	41,437
Net investment income (loss)	44,867	18,974	23,027

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,164,327)	(42,065)	(59,834)
Foreign currency transactions	(1,939)	(501)	(381)
Deferred non-U.S. taxes	-	-	-
Net realized gain (loss)	(1,166,266)	(42,566)	(60,215)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,282,459)	(390,640)	370,531
Foreign currency translations	(595)	186	(124)
Deferred non-U.S. taxes	-	273	-
Net change in unrealized appreciation (depreciation)	(1,283,054)	(390,181)	370,407
Net realized and unrealized gain (loss)	(2,449,320)	(432,747)	310,192

Net Increase (Decrease) in Net Assets from Operations	$(2,404,453)	$(413,773)	$333,219

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended October 31, 2022 (Unaudited)

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM International Long-Term Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $22,987, $18,279 and $965, respectively)	$203,483	$156,430	$10,033
Interest	4,276	13,534	1,546
Total investment income	207,759	169,964	11,579

Expenses:
Advisory fees	75,374	139,403	10,207
Shareholder servicing fees (Note 7)	9,250	20,748	1,795
Distribution fees (Note 8)	75	123	7
Fund administration fees	28,563	28,056	30,497
Fund accounting fees	33,466	41,335	39,743
Transfer agent fees and expenses	18,674	19,979	17,474
Custody fees	16,381	44,649	20,157
Shareholder reporting fees	2,898	8,690	2,372
Registration fees	22,561	31,615	19,813
Miscellaneous	3,663	5,079	1,158
Trustees' fees and expenses	3,144	4,537	2,262
Legal fees	5,836	12,042	5,042
Insurance fees	1,724	605	1,667
Auditing fees	9,660	4,132	7,323
Chief Compliance Officer fees	3,667	5,273	2,691
Offering costs	-	-	4,899
Total expenses	234,936	366,266	167,107
Advisory fees (waived) recovered	(75,374)	(139,403)	(10,207)
Other expenses absorbed	(48,642)	(52,486)	(141,882)
Net expenses	110,920	174,377	15,018
Net investment income (loss)	96,839	(4,413)	(3,439)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(670,050)	(4,499,227)	(104,435)
Foreign currency transactions	(2,467)	1,353	(33)
Deferred non-U.S. taxes	-	-	-
Net realized gain (loss)	(672,517)	(4,497,874)	(104,468)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,710,481)	(210,074)	(203,066)
Foreign currency translations	(228)	827	36
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation (depreciation)	(1,710,709)	(209,247)	(203,030)
Net realized and unrealized gain (loss)	(2,383,226)	(4,707,121)	(307,498)

Net Increase (Decrease) in Net Assets from Operations	$(2,286,387)	$(4,711,534)	$(310,937)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended October 31, 2022 (Unaudited)

WCM Focused Mid Cap Fund*
Investment Income:
Dividends (net of foreign withholding taxes of $0)	$625
Interest	321
Total investment income	946

Expenses:
Advisory fees	890
Shareholder servicing fees (Note 7)	155
Distribution fees (Note 8)	6
Fund administration fees	8,634
Fund accounting fees	6,129
Transfer agent fees and expenses	4,716
Custody fees	1,414
Shareholder reporting fees	3,233
Registration fees	11,003
Miscellaneous	2,392
Trustees' fees and expenses	2,330
Legal fees	10,668
Insurance fees	313
Auditing fees	5,507
Chief Compliance Officer fees	1,432
Offering costs	2,946
Total expenses	61,768
Advisory fees (waived) recovered	(890)
Other expenses absorbed	(59,825)
Net expenses	1,053
Net investment income (loss)	(107)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,145)
Deferred non-U.S. taxes	-
Net realized gain (loss)	(5,145)
Net change in unrealized appreciation (depreciation) on:
Investments	(20,357)
Deferred non-U.S. taxes	-
Net change in unrealized appreciation (depreciation)	(20,357)
Net realized and unrealized gain (loss)	(25,502)

Net Increase (Decrease) in Net Assets from Operations	$(25,609)

*	Commencement of operations on July 28, 2022.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(4,770,642)	$(115,159,193)
Net realized gain (loss) on investments and foreign currency transactions	(84,188,080)	593,986,724
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,978,667,201)	(5,071,772,367)
Net increase (decrease) in net assets resulting from operations	(2,067,625,923)	(4,592,944,836)

Distributions to Shareholders:
Investor Class	-	(82,734,321)
Institutional Class	-	(1,198,249,547)
Total distributions to shareholders	-	(1,280,983,868)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	21,711,466	518,278,322
Institutional Class	1,249,477,887	5,873,297,782
Reinvestment of distributions:
Investor Class	-	82,592,645
Institutional Class	-	1,094,411,720
Cost of shares redeemed:
Investor Class	(278,928,217)	(665,394,020)
Institutional Class	(3,327,686,472)	(5,269,046,333)
Net increase (decrease) in net assets from capital transactions	(2,335,425,336)	1,634,140,116

Total increase (decrease) in net assets	(4,403,051,259)	(4,239,788,588)

Net Assets:
Beginning of period	20,189,583,665	24,429,372,253
End of period	$15,786,532,406	$20,189,583,665

Capital Share Transactions:
Shares sold:
Investor Class	1,141,550	19,728,497
Institutional Class	64,916,607	222,042,533
Shares reinvested:
Investor Class	-	3,033,149
Institutional Class	-	39,840,252
Shares redeemed:
Investor Class	(14,671,497)	(27,769,262)
Institutional Class	(173,369,478)	(211,447,870)
Total increase (decrease) in capital share transactions	(121,982,818)	45,427,299

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,350,045	$(8,848,539)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(183,209,022)	(95,768,875)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	(144,300,764)	(570,888,628)
Net increase (decrease) in net assets resulting from operations	(323,159,741)	(675,506,042)

Distributions to Shareholders:
Investor Class	-	(2,826,823)
Institutional Class	-	(100,035,505)
Total distributions to shareholders	-	(102,862,328)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	215,744,734	260,506,831
Institutional Class	420,388,381	1,469,353,271
Reinvestment of distributions:
Investor Class	-	2,578,231
Institutional Class	-	82,871,311
Cost of shares redeemed:
Investor Class	(215,836,345)	(145,368,858)
Institutional Class	(600,846,221)	(1,204,460,353)
Net increase (decrease) in net assets from capital transactions	(180,549,451)	465,480,433

Total increase (decrease) in net assets	(503,709,192)	(312,887,937)

Net Assets:
Beginning of period	1,858,684,111	2,171,572,048
End of period	$1,354,974,919	$1,858,684,111

Capital Share Transactions:
Shares sold:
Investor Class	17,280,303	16,099,076
Institutional Class	32,080,345	78,903,465
Shares reinvested:
Investor Class	-	138,095
Institutional Class	-	4,391,696
Shares redeemed:
Investor Class	(16,794,246)	(8,907,137)
Institutional Class	(45,853,147)	(67,542,974)
Total increase (decrease) in capital share transactions	(13,286,745)	23,082,221

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(375,847)	$(2,930,553)
Net realized gain (loss) on investments and foreign currency transactions	(18,661,205)	28,741,903
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(10,630,837)	(126,836,766)
Net increase (decrease) in net assets resulting from operations	(29,667,889)	(101,025,416)

Distributions to Shareholders:
Investor Class	-	(2,212,086)
Institutional Class	-	(53,428,250)
Total distributions to shareholders	-	(55,640,336)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,887,186	6,366,794
Institutional Class	80,621,886	280,075,915
Reinvestment of distributions:
Investor Class	-	2,212,087
Institutional Class	-	53,350,711
Cost of shares redeemed:
Investor Class	(3,001,506)	(7,873,611)
Institutional Class	(175,083,327)	(212,504,626)
Net increase (decrease) in net assets from capital transactions	(95,575,761)	121,627,270

Total increase (decrease) in net assets	(125,243,650)	(35,038,482)

Net Assets:
Beginning of period	454,412,310	489,450,792
End of period	$329,168,660	$454,412,310

Capital Share Transactions:
Shares sold:
Investor Class	105,062	257,604
Institutional Class	4,408,667	11,465,445
Shares reinvested:
Investor Class	-	87,469
Institutional Class	-	2,067,857
Shares redeemed:
Investor Class	(165,416)	(324,608)
Institutional Class	(9,573,970)	(9,086,122)
Total increase (decrease) in capital share transactions	(5,225,657)	4,467,645

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(343,968)	$(5,272,499)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(98,472,219)	24,558,174
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	(5,076,025)	(189,687,801)
Net increase (decrease) in net assets resulting from operations	(103,892,212)	(170,402,126)

Distributions to Shareholders:
Distributions	-	(85,948,627)
Total distributions to shareholders	-	(85,948,627)

Capital Transactions:
Net proceeds from shares sold:
Institutional class	31,007,380	254,552,436
Reinvestment of distributions:
Institutional class	-	85,596,317
Cost of shares redeemed:
Institutional class	(141,040,557)	(319,026,110)
Net increase (decrease) in net assets from capital transactions	(110,033,177)	21,122,643

Total increase (decrease) in net assets	(213,925,389)	(235,228,110)

Net Assets:
Beginning of period	533,268,323	768,496,433
End of period	$319,342,934	$533,268,323

Capital Share Transactions:
Shares sold:
Institutional class	1,844,777	8,844,760
Shares reinvested:
Institutional class	-	3,022,469
Shares redeemed:
Institutional class	(7,934,925)	(12,334,192)
Total increase (decrease) in capital share transactions	(6,090,148)	(466,963)

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(118,460)	$(465,789)
Net realized gain (loss) on investments	(3,765,880)	2,964,759
Net change in unrealized appreciation (depreciation) on investments	1,891,458	(15,542,258)
Net increase (decrease) in net assets resulting from operations	(1,992,882)	(13,043,288)

Distributions to Shareholders:
Investor Class	-	(8,947)
Institutional Class	-	(4,642,991)
Total distributions to shareholders	-	(4,651,938)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,200	39,675
Institutional Class	11,970,999	16,781,334
Reinvestment of distributions:
Investor Class	-	8,947
Institutional Class	-	4,642,991
Cost of shares redeemed:
Investor Class	(1,824)	(14,170)
Institutional Class	(14,209,833)	(21,489,079)
Net increase (decrease) in net assets from capital transactions	(2,238,458)	(30,302)

Total increase (decrease) in net assets	(4,231,340)	(17,725,528)

Net Assets:
Beginning of period	40,516,965	58,242,493
End of period	$36,285,625	$40,516,965

Capital Share Transactions:
Shares sold:
Investor Class	201	2,576
Institutional Class	1,120,738	1,276,872
Shares reinvested:
Investor Class	-	640
Institutional Class	-	330,227
Shares redeemed:
Investor Class	(174)	(993)
Institutional Class	(1,377,267)	(1,643,613)
Total increase (decrease) in capital share transactions	(256,502)	(34,291)

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(196,812)	$(506,679)
Net realized gain (loss) on investments	1,269,072	6,151,683
Net change in unrealized appreciation (depreciation) on investments	(4,584,232)	(15,414,433)
Net increase (decrease) in net assets resulting from operations	(3,511,972)	(9,769,429)

Distributions to Shareholders:
Investor Class	-	(11,632)
Institutional Class	-	(6,732,771)
Total distributions to shareholders	-	(6,744,403)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	41,801	41,311
Institutional Class	10,477,016	20,185,465
Reinvestment of distributions:
Investor Class	-	11,632
Institutional Class	-	5,850,536
Cost of shares redeemed:
Investor Class	(12,674)	(17,470)
Institutional Class	(6,643,467)	(9,774,983)
Net increase (decrease) in net assets from capital transactions	3,862,676	16,296,491

Total increase (decrease) in net assets	350,704	(217,341)

Net Assets:
Beginning of period	99,211,250	99,428,591
End of period	$99,561,954	$99,211,250

Capital Share Transactions:
Shares sold:
Investor Class	4,378	3,554
Institutional Class	1,034,490	1,740,069
Shares reinvested:
Investor Class	-	1,022
Institutional Class	-	510,518
Shares redeemed:
Investor Class	(1,256)	(1,492)
Institutional Class	(654,829)	(865,414)
Total increase (decrease) in capital share transactions	382,783	1,388,257

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$44,867	$(61,345)
Net realized gain (loss) on investments and foreign currency transactions	(1,166,266)	(913,731)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,283,054)	(4,354,363)
Net increase (decrease) in net assets resulting from operations	(2,404,453)	(5,329,439)

Distributions to Shareholders:
Investor Class	-	(15,604)
Institutional Class	-	(1,232,777)
Total distributions to shareholders	-	(1,248,381)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	18,144	117,302
Institutional Class	440,403	6,652,617
Reinvestment of distributions:
Investor Class	-	15,604
Institutional Class	-	1,232,777
Cost of shares redeemed:
Investor Class	(4,680)	(85,426)
Institutional Class	(1,263,192)	(4,369,953)
Net increase (decrease) in net assets from capital transactions	(809,325)	3,562,921

Total increase (decrease) in net assets	(3,213,778)	(3,014,899)

Net Assets:
Beginning of period	10,766,615	13,781,514
End of period	$7,552,837	$10,766,615

Capital Share Transactions:
Shares sold:
Investor Class	1,605	7,274
Institutional Class	38,655	396,078
Shares reinvested:
Investor Class	-	994
Institutional Class	-	78,172
Shares redeemed:
Investor Class	(448)	(5,743)
Institutional Class	(126,379)	(281,405)
Total increase (decrease) in capital share transactions	(86,567)	195,370

See accompanying Notes to Financial Statements.

WCM Developing World Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$18,974	$9,991
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(42,566)	(1,826)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	(390,181)	(380,050)
Net increase (decrease) in net assets resulting from operations	(413,773)	(371,885)

Distributions to Shareholders:
Investor Class	-	(1,061)
Institutional Class	-	(95,777)
Total distributions to shareholders	-	(96,838)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	110,298	15,600
Institutional Class	25,477	1,961,578
Reinvestment of distributions:
Investor Class	-	1,061
Institutional Class	-	95,777
Cost of shares redeemed:
Investor Class	(4,209)	(162)
Institutional Class	(47,795)	(321,057)
Net increase (decrease) in net assets from capital transactions	83,771	1,752,797

Total increase (decrease) in net assets	(330,002)	1,284,074

Net Assets:
Beginning of period	2,802,148	1,518,074
End of period	$2,472,146	$2,802,148

Capital Share Transactions:
Shares sold:
Investor Class	9,780	1,118
Institutional Class	2,292	132,677
Shares reinvested:
Investor Class	-	75
Institutional Class	-	6,769
Shares redeemed:
Investor Class	(351)	(11)
Institutional Class	(3,921)	(23,235)
Total increase (decrease) in capital share transactions	7,800	117,393

See accompanying Notes to Financial Statements.

WCM International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$23,027	$19,437
Net realized gain (loss) on investments and foreign currency transactions	(60,215)	69,985
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	370,407	(384,425)
Net increase (decrease) in net assets resulting from operations	333,219	(295,003)

Distributions to Shareholders:
Investor Class	-	(620)
Institutional Class	-	(117,649)
Total distributions to shareholders	-	(118,269)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	201,941	35,420
Institutional Class	20,483,350	2,282,401
Reinvestment of distributions:
Investor Class	-	620
Institutional Class	-	117,649
Cost of shares redeemed:
Investor Class	-	(26,166)
Institutional Class	(111,055)	(10,000)
Net increase (decrease) in net assets from capital transactions	20,574,236	2,399,924

Total increase (decrease) in net assets	20,907,455	1,986,652

Net Assets:
Beginning of period	4,754,668	2,768,016
End of period	$25,662,123	$4,754,668

Capital Share Transactions:
Shares sold:
Investor Class	16,082	2,350
Institutional Class	1,770,877	154,992
Shares reinvested:
Investor Class	-	41
Institutional Class	-	7,812
Shares redeemed:
Investor Class	-	(1,808)
Institutional Class	(8,415)	(669)
Total increase (decrease) in capital share transactions	1,778,544	162,718

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$96,839	$23,158
Net realized gain (loss) on investments and foreign currency transactions	(672,517)	(146,571)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,710,709)	(3,453,475)
Net increase (decrease) in net assets resulting from operations	(2,286,387)	(3,576,888)

Distributions to Shareholders:
Investor Class	-	(17)
Institutional Class	-	(3,047)
Total distributions to shareholders	-	(3,064)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	500	42,870
Institutional Class	5,311,686	19,032,345
Reinvestment of distributions:
Investor Class	-	16
Institutional Class	-	3,047
Cost of shares redeemed:
Investor Class	(25,806)	(405)
Institutional Class	(2,000,901)	(1,887,646)
Net increase (decrease) in net assets from capital transactions	3,285,479	17,190,227

Total increase (decrease) in net assets	999,092	13,610,275

Net Assets:
Beginning of period	16,853,353	3,243,078
End of period	$17,852,445	$16,853,353

Capital Share Transactions:
Shares sold:
Investor Class	46	3,119
Institutional Class	450,260	1,306,519
Shares reinvested:
Investor Class	-	1
Institutional Class	-	197
Shares redeemed:
Investor Class	(2,367)	(27)
Institutional Class	(176,542)	(143,658)
Total increase (decrease) in capital share transactions	271,397	1,166,151

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(4,413)	$(83,539)
Net realized gain (loss) on investments and foreign currency transactions	(4,497,874)	(1,407,744)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(209,247)	(5,595,218)
Net increase (decrease) in net assets resulting from operations	(4,711,534)	(7,086,501)

Distributions to Shareholders:
Investor Class	-	(89)
Institutional Class	-	(18,947)
Total distributions to shareholders	-	(19,036)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	61,850	202,021
Institutional Class	17,349,883	30,809,705
Reinvestment of distributions:
Investor Class	-	89
Institutional Class	-	18,947
Cost of shares redeemed:
Investor Class	(75,015)	(71,875)
Institutional Class	(13,521,560)	(3,500,177)
Net increase (decrease) in net assets from capital transactions	3,815,158	27,458,710

Total increase (decrease) in net assets	(896,376)	20,353,173

Net Assets:
Beginning of period	21,130,172	776,999
End of period	$20,233,796	$21,130,172

Capital Share Transactions:
Shares sold:
Investor Class	8,013	17,139
Institutional Class	2,295,713	2,817,914
Shares reinvested:
Investor Class	-	7
Institutional Class	-	1,606
Shares redeemed:
Investor Class	(10,088)	(7,042)
Institutional Class	(1,897,400)	(370,520)
Total increase (decrease) in capital share transactions	396,238	2,459,104

See accompanying Notes to Financial Statements.

WCM International Long-Term Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Period September 29, 2021* through April 30, 2022 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(3,439)	$(6,798)
Net realized gain (loss) on investments and foreign currency transactions	(104,468)	(312,190)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(203,030)	(511,792)
Net increase (decrease) in net assets resulting from operations	(310,937)	(830,780)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	-	10,000
Institutional Class	1,801,343	3,216,851
Cost of shares redeemed:
Institutional Class	(83,308)	(932,666)
Net increase (decrease) in net assets from capital transactions	1,718,035	2,294,185

Total increase (decrease) in net assets	1,407,098	1,463,405

Net Assets:
Beginning of period	1,463,405	-
End of period	$2,870,503	$1,463,405

Capital Share Transactions:
Shares sold:
Investor Class	-	1,000
Institutional Class	306,018	355,296
Shares redeemed:
Institutional Class	(13,878)	(124,114)
Total increase (decrease) in capital share transactions	292,140	232,182

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused Mid Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the Period July 28, 2022* through October 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(107)
Net realized gain (loss) on investments	(5,145)
Net change in unrealized appreciation (depreciation) on investments	(20,357)
Net increase (decrease) in net assets resulting from operations	(25,609)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,000
Institutional Class	577,236
Net increase (decrease) in net assets from capital transactions	587,236

Total increase (decrease) in net assets	561,627

Net Assets:
Beginning of period	-
End of period	$561,627

Capital Share Transactions:
Shares sold:
Investor Class	1,000
Institutional Class	60,233
Total increase (decrease) in capital share transactions	61,233

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2022 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.43	$26.00	$17.10	$16.51	$15.87	$13.84
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.18)	(0.14)	-	0.03	0.03
Net realized and unrealized gain (loss)	(2.17)	(4.12)	9.39	0.60	1.15	2.04
Total from investment operations	(2.20)	(4.30)	9.25	0.60	1.18	2.07

Less Distributions:
From net investment income	-	-	(0.01)	(0.01)	(0.01)	(0.04)
From net realized gain	-	(1.27)	(0.34)	-	(0.53)	- [2]
Total distributions	-	(1.27)	(0.35)	(0.01)	(0.54)	(0.04)

Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$18.23	$20.43	$26.00	$17.10	$16.51	$15.87

Total return[3]	(10.77)%[4]	(17.75)%	54.28%	3.64%	7.99%	14.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$740,286	$1,106,334	$1,537,934	$271,693	$200,100	$162,025

Ratio of expenses to average net assets	1.34%[5]	1.31%	1.30%	1.26%	1.24%	1.30%
Ratio of net investment income (loss) to average net assets	(0.29)%[5]	(0.68)%	(0.62)%	(0.01)%	0.17%	0.21%

Portfolio turnover rate	9%[4]	23%	25%	20%	21%	26%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2022 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.64	$26.18	$17.17	$16.58	$15.94	$13.89
Income from Investment Operations:
Net investment income (loss)[1]	-	(0.11)	(0.08)	0.04	0.06	0.07
Net realized and unrealized gain (loss)	(2.21)	(4.16)	9.44	0.59	1.16	2.05
Total from investment operations	(2.21)	(4.27)	9.36	0.63	1.22	2.12

Less Distributions:
From net investment income	-	-	(0.01)	(0.04)	(0.05)	(0.07)
From net realized gain	-	(1.27)	(0.34)	-	(0.53)	- [2]
Total distributions	-	(1.27)	(0.35)	(0.04)	(0.58)	(0.07)

Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$18.43	$20.64	$26.18	$17.17	$16.58	$15.94

Total return[3]	(10.71)%[4]	(17.51)%	54.73%	3.79%	8.25%	15.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,046,247	$19,083,250	$22,891,438	$12,088,860	$7,420,808	$5,576,795

Ratio of expenses to average net assets	1.09%[5]	1.06%	1.05%	1.04%	1.03%	1.05%
Ratio of net investment income (loss) to average net assets	(0.04)%[5]	(0.43)%	(0.37)%	0.21%	0.38%	0.46%

Portfolio turnover rate	9%[4]	23%	25%	20%	21%	26%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2022 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.00	$19.89	$12.71	$12.91	$12.43	$10.28
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.11)	(0.19)	(0.05)	0.14	0.13
Net realized and unrealized gain (loss)	(2.68)	(4.96)	7.54	(0.10)	0.42	2.11
Net increase from payment by affiliates	-	-	-	-	- [2]	-
Total from investment operations	(2.66)	(5.07)	7.35	(0.15)	0.56	2.24

Less Distributions:
From net investment income	-	-	-	(0.03)	(0.08)	(0.09)
From net realized gain	-	(0.82)	(0.17)	(0.02)	-	-
Total distributions	-	(0.82)	(0.17)	(0.05)	(0.08)	(0.09)

Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$11.34	$14.00	$19.89	$12.71	$12.91	$12.43

Total return[3]	(19.00)%[4]	(26.54)%	57.93%	(1.17)%	4.64%[5]	21.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$120,228	$141,593	$55,369	$26,583	$6,540	$8,950

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.64%[6]	1.59%	1.53%	1.69%	2.05%	2.26%
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%	1.49%[7]	0.00%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.17%[6]	(0.71)%	(1.07)%	(0.59)%	(0.88)%	(1.17)%
After fees waived and expenses absorbed	0.31%[6]	(0.62)%	(1.04)%	(0.39)%	1.17%	1.09%

Portfolio turnover rate	12%[4]	39%	35%	23%	48%	47%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[6]	Annualized.
[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.50%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.65%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2022 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.16	$20.06	$12.78	$12.96	$12.47	$10.32
Income from Investment Operations:
Net investment income (loss)[1]	0.04	(0.07)	(0.15)	(0.02)	0.14	0.13
Net realized and unrealized gain (loss)	(2.71)	(5.01)	7.60	(0.11)	0.43	2.11
Net increase from payment by affiliates	-	-	-	-	- [2]	-
Total from investment operations	(2.67)	(5.08)	7.45	(0.13)	0.57	2.24

Less Distributions:
From net investment income	-	-	-	(0.03)	(0.08)	(0.09)
From net realized gain	-	(0.82)	(0.17)	(0.02)	-	-
Total distributions	-	(0.82)	(0.17)	(0.05)	(0.08)	(0.09)

Redemption fee proceeds[1]	-	-	-	-	- [2]	-
Net asset value, end of period	$11.49	$14.16	$20.06	$12.78	$12.96	$12.47

Total return[3]	(18.86)%[4]	(26.36)%	58.39%	(1.01)%	4.70%[5]	21.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,234,747	$1,717,091	$2,116,203	$315,868	$50,850	$22,251

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.39%[6]	1.34%	1.28%	1.45%	1.80%	2.01%
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.25%	1.25%[7]	0.00%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.42%[6]	(0.46)%	(0.82)%	(0.35)%	(0.63)%	(0.92)%
After fees waived and expenses absorbed	0.56%[6]	(0.37)%	(0.79)%	(0.15)%	1.17%	1.09%

Portfolio turnover rate	12%[4]	39%	35%	23%	48%	47%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[6]	Annualized.
[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2022 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.93	$25.28	$17.39	$16.68	$14.96	$13.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.19)	(0.15)	(0.05)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	(1.28)	(3.52)	8.87	1.08	2.21	2.22
Total from investment operations	(1.32)	(3.71)	8.72	1.03	2.13	2.18

Less Distributions:
From net investment income	-	-	-	-	-	(0.04)
From net realized gain	-	(2.64)	(0.83)	(0.32)	(0.41)	(0.18)
Total distributions	-	(2.64)	(0.83)	(0.32)	(0.41)	(0.22)

Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$17.61	$18.93	$25.28	$17.39	$16.68	$14.96

Total return[3]	(6.97)%[4]	(17.30)%	50.55%	6.15%	14.59%	16.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,190	$16,396	$21,378	$8,865	$4,541	$3,540

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.45%[5]	1.40%	1.44%	1.50%	1.73%	2.29%
After fees waived and expenses absorbed	1.30%[5]	1.30%	1.30%	1.28%[6]	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.61)%[5]	(0.88)%	(0.80)%	(0.52)%	(0.83)%	(1.13)%
After fees waived and expenses absorbed	(0.46)%[5]	(0.78)%	(0.66)%	(0.30)%	(0.50)%	(0.24)%

Portfolio turnover rate	25%[4]	44%	56%	37%	48%	38%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.30%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2022 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.33	$25.70	$17.63	$16.87	$15.06	$13.05
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.13)	(0.09)	(0.01)	(0.04)	- [2]
Net realized and unrealized gain (loss)	(1.30)	(3.60)	8.99	1.09	2.25	2.23
Total from investment operations	(1.32)	(3.73)	8.90	1.08	2.21	2.23

Less Distributions:
From net investment income	-	-	-	-	-	(0.04)
From net realized gain	-	(2.64)	(0.83)	(0.32)	(0.41)	(0.18)
Total distributions	-	(2.64)	(0.83)	(0.32)	(0.41)	(0.22)

Redemption fee proceeds[1]	-	-	-	-	0.01	- [2]
Net asset value, end of period	$18.01	$19.33	$25.70	$17.63	$16.87	$15.06

Total return[3]	(6.83)%[4]	(17.09)%	50.89%	6.38%	15.09%	17.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$314,979	$438,016	$468,073	$245,101	$93,974	$32,124

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.20%[5]	1.15%	1.19%	1.27%	1.48%	2.04%
After fees waived and expenses absorbed	1.05%[5]	1.05%	1.05%	1.05%[6]	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.36)%[5]	(0.63)%	(0.55)%	(0.29)%	(0.58)%	(0.88)%
After fees waived and expenses absorbed	(0.21)%[5]	(0.53)%	(0.41)%	(0.07)%	(0.25)%	0.01%

Portfolio turnover rate	25%[4]	44%	56%	37%	48%	38%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.05%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.15%.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2022 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.22	$28.63	$16.80	$15.57	$14.79	$11.58
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.18)	(0.19)	(0.10)	(0.09)	(0.05)
Net realized and unrealized gain (loss)	(4.46)	(5.30)	12.76	1.33	1.37	3.41
Net increase from payment by affiliates	-	-	- [2]	-	-	-
Total from investment operations	(4.48)	(5.48)	12.57	1.23	1.28	3.36

Less Distributions:
From net realized gain	-	(2.93)	(0.74)	-	(0.50)	(0.15)
Total distributions	-	(2.93)	(0.74)	-	(0.50)	(0.15)

Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$15.74	$20.22	$28.63	$16.80	$15.57	$14.79

Total return[3]	(22.19)%[4]	(22.04)%	75.46%[5]	7.90%	9.29%	29.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$319,343	$533,268	$768,496	$86,504	$11,922	$2,705

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.50%[6]	1.34%	1.34%	1.79%	4.34%	11.35%
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.25%	1.25%[7]	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.43)%[6]	(0.73)%	(0.84)%	(1.17)%	(3.55)%	(10.33)%
After fees waived and expenses absorbed	(0.18)%[6]	(0.64)%	(0.75)%	(0.63)%	(0.61)%	(0.38)%

Portfolio turnover rate	44%[4]	87%	82%	67%	81%	58%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $2,951 for losses from a trade error. Payment had no impact to the total return.
[6]	Annualized.
[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,		For the Period October 30, 2019* through
	2022 (Unaudited)	2022	2021	April 30, 2020
Net asset value, beginning of period	$11.00	$15.71	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss)	(0.37)	(3.28)	6.75	(0.68)
Total from investment operations	(0.42)	(3.44)	6.59	(0.73)

Less Distributions:
From net realized gain	-	(1.27)	(0.15)	-
Total distributions	-	(1.27)	(0.15)	-
Net asset value, end of period	$10.58	$11.00	$15.71	$9.27

Total return[2]	(3.82)%[3]	(23.65)%	71.37%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$77	$79	$78	$31

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.17%[4]	1.85%	2.33%	10.10%[4]
After fees waived and expenses absorbed	1.33%[4,5]	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.75)%[4]	(1.48)%	(2.08)%	(9.69)%[4]
After fees waived and expenses absorbed	(0.91)%[4]	(1.13)%	(1.25)%	(1.09)%[4]

Portfolio turnover rate	40%[3]	57%	51%	51%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.24%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,		For the Period October 30, 2019* through
	2022 (Unaudited)	2022	2021	April 30, 2020
Net asset value, beginning of period	$11.07	$15.77	$9.28	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.12)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	(0.37)	(3.31)	6.78	(0.68)
Total from investment operations	(0.41)	(3.43)	6.64	(0.72)

Less Distributions:
From net realized gain	-	(1.27)	(0.15)	-
Total distributions	-	(1.27)	(0.15)	-
Net asset value, end of period	$10.66	$11.07	$15.77	$9.28

Total return[2]	(3.70)%[3]	(23.49)%	71.84%	(7.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,209	$40,438	$58,164	$4,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.92%[4]	1.60%	2.08%	9.85%[4]
After fees waived and expenses absorbed	1.08%[4,5]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.50)%[4]	(1.23)%	(1.83)%	(9.43)%[4]
After fees waived and expenses absorbed	(0.66)%[4]	(0.88)%	(1.00)%	(0.83)%[4]

Portfolio turnover rate	40%[3]	57%	51%	51%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.99%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,		For the Period October 30, 2019* through
	2022 (Unaudited)	2022	2021	April 30, 2020
Net asset value, beginning of period	$10.30	$12.11	$7.71	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.08)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	(0.35)	(0.97)	4.47	(2.27)
Total from investment operations	(0.38)	(1.05)	4.40	(2.29)

Less Distributions:
From net realized gain	-	(0.76)	-	-
Total distributions	-	(0.76)	-	-
Net asset value, end of period	$9.92	$10.30	$12.11	$7.71

Total return[2]	(3.69)%[3]	(9.29)%	57.07%	(22.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$194	$169	$161	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.66%[4]	1.77%	1.97%	15.49%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%[5]	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.06)%[4]	(1.26)%	(1.43)%	(14.51)%[4]
After fees waived and expenses absorbed	(0.65)%[4]	(0.74)%	(0.71)%	(0.52)%[4]

Portfolio turnover rate	12%[3]	32%	32%	5%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,		For the Period October 30, 2019* through
	2022 (Unaudited)	2022	2021	April 30, 2020
Net asset value, beginning of period	$10.38	$12.17	$7.73	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.06)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	(0.35)	(0.97)	4.49	(2.26)
Total from investment operations	(0.37)	(1.03)	4.44	(2.27)

Less Distributions:
From net realized gain	-	(0.76)	-	-
Total distributions	-	(0.76)	-	-
Net asset value, end of period	$10.01	$10.38	$12.17	$7.73

Total return[2]	(3.56)%[3]	(9.08)%	57.44%	(22.70)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$99,368	$99,042	$99,267	$4,716

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.41%[4]	1.52%	1.72%	15.24%[4]
After fees waived and expenses absorbed	1.00%[4]	1.00%	1.00%[5]	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.81)%[4]	(1.01)%	(1.18)%	(14.26)%[4]
After fees waived and expenses absorbed	(0.40)%[4]	(0.49)%	(0.46)%	(0.27)%[4]

Portfolio turnover rate	12%[3]	32%	32%	5%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,		For the Period March 31, 2020* through
	2022 (Unaudited)	2022	2021	April 30, 2020
Net asset value, beginning of period	$11.19	$18.05	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	(0.11)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	(2.60)	(5.44)	7.95	0.66
Net increase from payments by affiliates	-	-	- [2]	-
Total from investment operations	(2.57)	(5.55)	7.78	0.65

Less Distributions:
From net realized gain	-	(1.31)	(0.38)	-
Total distributions	-	(1.31)	(0.38)	-
Net asset value, end of period	$8.62	$11.19	$18.05	$10.65

Total return[3]	(22.97)%[4]	(32.83)%	73.73%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$116	$138	$177	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.39%[6]	3.92%	6.21%	18.03%[6]
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.27)%[6]	(3.09)%	(5.72)%	(17.69)%[6]
After fees waived and expenses absorbed	0.62%[6]	(0.67)%	(1.01)%	(1.16)%[6]

Portfolio turnover rate	17%[4]	56%	57%	-%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,		For the Period March 31, 2020* through
	2022 (Unaudited)	2022	2021	April 30, 2020
Net asset value, beginning of period	$11.25	$18.10	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	(0.07)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	(2.62)	(5.47)	7.95	0.66
Net increase from payments by affiliates	-	-	- [2]	-
Total from investment operations	(2.57)	(5.54)	7.83	0.65

Less Distributions:
From net realized gain	-	(1.31)	(0.38)	-
Total distributions	-	(1.31)	(0.38)	-
Net asset value, end of period	$8.68	$11.25	$18.10	$10.65

Total return[3]	(22.84)%[4]	(32.68)%	74.20%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,437	$10,629	$13,605	$2,391

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.14%[6]	3.67%	5.96%	17.78%[6]
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.02)%[6]	(2.84)%	(5.47)%	(17.42)%[6]
After fees waived and expenses absorbed	0.87%[6]	(0.42)%	(0.76)%	(0.89)%[6]

Portfolio turnover rate	17%[4]	56%	57%	-%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Developing World Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,		For the Period March 31, 2020* through
	2022 (Unaudited)	2022	2021	April 30, 2020
Net asset value, beginning of period	$12.83	$15.11	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.07	0.02	(0.03)	0.03
Net realized and unrealized gain (loss)	(1.99)	(1.83)	4.59	0.96
Total from investment operations	(1.92)	(1.81)	4.56	0.99

Less Distributions:
From net investment income	-	-	(0.03)	-
From net realized gain	-	(0.47)	(0.41)	-
Total distributions	-	(0.47)	(0.44)	-
Net asset value, end of period	$10.91	$12.83	$15.11	$10.99

Total return[2]	(14.96)%[3]	(12.24)%	41.48%	10.00%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$133	$35	$24	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.43%[4]	13.25%	32.13%	71.14%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(10.72)%[4]	(11.60)%	(30.87)%	(66.39)%[4]
After fees waived and expenses absorbed	1.21%[4]	0.15%	(0.24)%	3.25%[4]

Portfolio turnover rate	13%[3]	67%	41%	6%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Developing World Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,		For the Period March 31, 2020* through
	2022 (Unaudited)	2022	2021	April 30, 2020
Net asset value, beginning of period	$12.88	$15.15	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.06	-	0.03
Net realized and unrealized gain (loss)	(2.00)	(1.85)	4.60	0.96
Total from investment operations	(1.91)	(1.79)	4.60	0.99

Less Distributions:
From net investment income	-	(0.01)	(0.03)	-
From net realized gain	-	(0.47)	(0.41)	-
Total distributions	-	(0.48)	(0.44)	-
Net asset value, end of period	$10.97	$12.88	$15.15	$10.99

Total return[2]	(14.83)%[3]	(12.06)%	41.73%	10.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,339	$2,767	$1,495	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.18%[4]	13.00%	31.88%	70.89%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(10.47)%[4]	(11.35)%	(30.62)%	(66.08)%[4]
After fees waived and expenses absorbed	1.46%[4]	0.40%	0.01%	3.56%[4]

Portfolio turnover rate	13%[3]	67%	41%	6%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM International Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,		For the Period March 31, 2020* through
	2022 (Unaudited)	2022	2021	April 30, 2020
Net asset value, beginning of period	$13.62	$14.90	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.04	(0.02)	0.01
Net realized and unrealized gain (loss)	(1.63)	(0.90)	4.22	0.91
Total from investment operations	(1.60)	(0.86)	4.20	0.92

Less Distributions:
From net investment income	-	(0.01)	-	-
From net realized gain	-	(0.41)	(0.22)	-
Total distributions	-	(0.42)	(0.22)	-
Net asset value, end of period	$12.02	$13.62	$14.90	$10.92

Total return[2]	(11.75)%[3]	(6.04)%	38.49%	9.30%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$214	$23	$17	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.75%[4]	7.92%	29.79%	69.30%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.80)%[4]	(6.17)%	(28.46)%	(66.82)%[4]
After fees waived and expenses absorbed	0.45%[4]	0.25%	(0.17)%	0.98%[4]

Portfolio turnover rate	10%[3]	59%	19%	9%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM International Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,		For the Period March 31, 2020* through
	2022 (Unaudited)	2022	2021	April 30, 2020
Net asset value, beginning of period	$13.66	$14.92	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.07	0.01	0.01
Net realized and unrealized gain (loss)	(1.63)	(0.89)	4.23	0.91
Total from investment operations	(1.59)	(0.82)	4.24	0.92

Less Distributions:
From net investment income	-	(0.03)	(0.02)	-
From net realized gain	-	(0.41)	(0.22)	-
Total distributions	-	(0.44)	(0.24)	-
Net asset value, end of period	$12.07	$13.66	$14.92	$10.92

Total return[2]	(11.64)%[3]	(5.74)%	38.83%	9.30%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,448	$4,731	$2,751	$596

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.50%[4]	7.67%	29.54%	69.05%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.55)%[4]	(5.92)%	(28.21)%	(66.62)%[4]
After fees waived and expenses absorbed	0.70%[4]	0.50%	0.08%	1.18%[4]

Portfolio turnover rate	10%[3]	59%	19%	9%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended	For the Period June 29, 2020* through
	2022 (Unaudited)	April 30, 2022	April 30, 2021
Net asset value, beginning of period	$12.04	$14.22	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	- [2]	(0.03)
Net realized and unrealized gain (loss)	(1.43)	(2.18)	4.25
Total from investment operations	(1.38)	(2.18)	4.22

Less Distributions:
From net realized gain	-	- [2]	-
Total distributions	-	- [2]	-
Net asset value, end of period	$10.66	$12.04	$14.22

Total return[3]	(11.46)%[4]	(15.31)%	42.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45	$78	$49

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.90%[5]	4.36%	18.35%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.56)%[5]	(2.86)%	(17.16)%[5]
After fees waived and expenses absorbed	0.84%[5]	0.00%	(0.31)%[5]

Portfolio turnover rate	13%[4]	23%	12%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended	For the Period June 29, 2020* through
	2022 (Unaudited)	April 30, 2022	April 30, 2021
Net asset value, beginning of period	$12.09	$14.24	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.04	(0.01)
Net realized and unrealized gain (loss)	(1.43)	(2.19)	4.25
Total from investment operations	(1.37)	(2.15)	4.24

Less Distributions:
From net investment income	-	- [2]	-
From net realized gain	-	- [2]	-
Total distributions	-	- [2]	-
Net asset value, end of period	$10.72	$12.09	$14.24

Total return[3]	(11.33)%[4]	(15.07)%	42.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,808	$16,775	$3,194

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.65%[5]	4.11%	18.10%[5]
After fees waived and expenses absorbed	1.25%[5]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.31)%[5]	(2.61)%	(16.91)%[5]
After fees waived and expenses absorbed	1.09%[5]	0.25%	(0.06)%[5]

Portfolio turnover rate	13%[4]	23%	12%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended	For the Period March 30, 2021* through
	2022 (Unaudited)	April 30, 2022	April 30, 2021
Net asset value, beginning of period	$8.33	$10.85	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.11)	- [2]
Net realized and unrealized gain (loss)	(1.44)	(2.40)	0.85
Total from investment operations	(1.45)	(2.51)	0.85

Less Distributions:
From net realized gain	-	(0.01)	-
Total distributions	-	(0.01)	-
Net asset value, end of period	$6.88	$8.33	$10.85

Total return[3]	(17.41)%[4]	(23.14)%	8.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$62	$92	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.88%[5]	5.20%	60.78%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.66)%[5]	(4.77)%	(59.25)%[5]
After fees waived and expenses absorbed	(0.28)%[5]	(1.07)%	0.03%[5]

Portfolio turnover rate	38%[4]	59%	3%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended	For the Period March 30, 2021* through
	2022 (Unaudited)	April 30, 2022	April 30, 2021
Net asset value, beginning of period	$8.35	$10.86	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	- [2]	(0.09)	- [2]
Net realized and unrealized gain (loss)	(1.44)	(2.41)	0.86
Total from investment operations	(1.44)	(2.50)	0.86

Less Distributions:
From net realized gain	-	(0.01)	-
Total distributions	-	(0.01)	-
Net asset value, end of period	$6.91	$8.35	$10.86

Total return[3]	(17.25)%[4]	(23.02)%	8.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,172	$21,038	$766

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.63%[5]	4.95%	60.53%[5]
After fees waived and expenses absorbed	1.25%[5]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.41)%[5]	(4.52)%	(59.00)%[5]
After fees waived and expenses absorbed	(0.03)%[5]	(0.82)%	0.28%[5]

Portfolio turnover rate	38%[4]	59%	3%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM International Long-Term Growth Fund

FINANCIAL HIGHLIGHTS

 Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Period September 29, 2021* through
	2022 (Unaudited)	April 30, 2022
Net asset value, beginning of period	$6.29	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.06)
Net realized and unrealized gain (loss)	(0.81)	(3.65)
Total from investment operations	(0.83)	(3.71)
Net asset value, end of period	$5.46	$6.29

Total return[2]	(13.20)%[3]	(37.10)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5	$6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	14.16%[4]	21.17%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(13.20)%[4]	(20.83)%[4]
After fees waived and expenses absorbed	(0.54)%[4]	(1.16)%[4]

Portfolio turnover rate	13%[3]	85%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM International Long-Term Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Period September 29, 2021* through
	2022 (Unaudited)	April 30, 2022
Net asset value, beginning of period	$6.30	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.04)
Net realized and unrealized gain (loss)	(0.81)	(3.66)
Total from investment operations	(0.82)	(3.70)
Net asset value, end of period	$5.48	$6.30

Total return[2]	(13.02)%[3]	(37.00)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,865	$1,457

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.91%[4]	20.92%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(12.95)%[4]	(20.58)%[4]
After fees waived and expenses absorbed	(0.29)%[4]	(0.91)%[4]

Portfolio turnover rate	13%[3]	85%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Mid Cap Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period July 28, 2022* through October 31,
2022 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)
Net realized and unrealized gain (loss)	(0.82)
Total from investment operations	(0.83)
Net asset value, end of period	$9.17

Total return[2]	(8.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	59.21%[4]
After fees waived and expenses absorbed	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(58.31)%[4]
After fees waived and expenses absorbed	(0.35)%[4]

Portfolio turnover rate	3%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Mid Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period July 28, 2022* through October 31,
2022 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	- [2]
Net realized and unrealized gain (loss)	(0.83)
Total from investment operations	(0.83)
Net asset value, end of period	$9.17
Total return[3]	(8.30)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$552

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	58.96%[5]
After fees waived and expenses absorbed	1.00%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(58.06)%[5]
After fees waived and expenses absorbed	(0.10)%[5]

Portfolio turnover rate	3%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2022 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM Focused Small Cap Fund (“Small Cap” or “Small Cap Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Developing World Equity Fund (”Developing World Equity” or “Developing World Equity Fund”), WCM International Equity Fund (”International Equity” or “International Equity Fund”), WCM Focused International Value Fund (“International Value” or “International Value Fund”), WCM Focused International Opportunities Fund (“International Opportunities” or “International Opportunities Fund”), WCM International Long-Term Growth Fund (“International Long-Term Growth” or “International Long-Term Growth Fund”) and Focused Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund, International Equity Fund, International Value Fund, International Opportunities Fund, International Long-Term Growth Fund, and Mid Cap fund are diversified Funds. The China Quality Growth Fund and Developing World Equity Fund are non-diversified Funds.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
Global Growth Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
Small Cap Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
Developing World Equity Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Equity Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Value Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020
International Opportunities Fund	Provide long-term capital appreciation	3/30/2021	3/30/2021
International Long-Term Growth Fund	Provide long-term capital appreciation	9/29/2021	9/29/2021
Mid Cap Fund	Provide long-term capital appreciation	7/28/2022	7/28/2022

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Participation certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when each Fund must utilize fair value pricing. Prior to September 8, 2022, security valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at part and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

The Mid Cap Fund incurred offering costs of approximately $11,826, which are being amortized over a one-year period from July 28, 2022 (commencement of operations).

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2022, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

(g) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, China Quality Growth Fund, Developing World Equity Fund, International Equity Fund, International Value Fund, International Opportunities Fund, and International Long-Term Growth Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Small Cap Growth Fund, Small Cap Fund, and Mid Cap Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

These agreements are in effect until August 31, 2023 for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, August 31, 2031 for the Mid Cap Fund, and August 31, 2032 for the Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, Developing World Equity Fund, International Equity Fund, International Value Fund, International Opportunities Fund, and International Long-Term Growth Fund and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class†	Total Limit on Annual Operating Expenses Institutional Class†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.50%	1.25%
Global Growth Fund	0.85%	1.30%	1.05%
International Small Cap Growth Fund	1.00%	-	1.25%
Small Cap Growth Fund	0.99%*	1.24%*	0.99%*
Small Cap Fund	1.00%	1.25%	1.00%
China Quality Growth Fund	1.00%	1.50%	1.25%
Developing World Equity Fund	1.00%	1.50%	1.25%
International Equity Fund	0.85%	1.50%	1.25%
International Value Fund	0.85%	1.50%	1.25%
International Opportunities Fund	1.00%	1.50%	1.25%
International Long-Term Growth Fund	0.85%	1.50%	1.25%
Mid Cap Fund	0.85%	1.25%	1.00%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

*	With respect to the Small Cap Growth Fund, effective July 1, 2022, the Advisor agreed to lower its management fee from 1.00% to 0.99% as well as reduce the expense caps from 1.50% and 1.25% to 1.24% and 0.99% for the Investor Class and Institutional Class shares, respectively.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

The table below contains the advisory fees waived and absorbed other expenses for the period ended October 31, 2022:

Advisory Fees Waived and Other Expenses Absorbed
International Growth Fund	$-
Emerging Markets Fund	1,110,945
Global Growth Fund	272,710
International Small Cap Growth Fund	482,459
Small Cap Growth Fund	149,949
Small Cap Fund	200,815
China Quality Growth Fund	150,302
Developing World Equity Fund	156,059
International Equity Fund	140,788
International Value Fund	124,016
International Opportunities Fund	191,889
International Long-Term Growth Fund	152,089
Mid Cap Fund	60,715

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment, for Emerging Markets, Global Growth , International Small Cap Growth, and for Small Cap Growth, Small Cap, China Quality Growth, Developing World Equity, International Equity, International Value, International Opportunities, International Long-Term Growth and Mid Cap Funds three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below. The total is the amount of these potentially recoverable expenses as of October 31, 2022.

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
2023	$225,653	$313,198	$192,336
2024	376,409	560,831	325,930
2025	2,194,968	512,187	753,667
2026	1,110,945	272,710	482,459
Total	$3,907,975	$1,658,926	$1,754,392

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

	Small Cap Growth Fund	Small Cap Fund	China Quality Growth Fund
2023	$122,609	$123,415	$32,031
2024	254,994	421,601	322,890
2025	188,353	533,195	349,581
2026	149,949	200,815	150,302
Total	$715,905	$1,279,026	$854,804

	Developing World Equity Fund	International Equity Fund	International Value Fund
2023	$32,187	$32,114	$-
2024	296,104	287,224	227,076
2025	295,536	252,723	261,051
2026	156,059	140,788	124,016
Total	$779,886	$712,849	$612,143

	International Opportunities Fund	International Long-Term Growth Fund	Mid Cap Fund
2024	$33,627	$-	$-
2025	374,446	146,340	-
2026	191,889	152,089	60,715
Total	$599,962	$298,429	$60,715

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the periods ended October 31, 2022 are reported on the Statements of Operations.

Natixis Distribution, LLC, an affiliate of the Advisor, serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended October 31, 2022, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended October 31, 2022, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At October 31, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$14,451,879,106	$1,858,975,234	$342,365,873

Gross unrealized appreciation	$3,433,828,642	$94,143,651	$36,465,879
Gross unrealized depreciation	(2,110,877,438)	(593,223,685)	(49,409,329)
Net unrealized appreciation (depreciation) on investments	$1,322,951,204	$(499,080,034)	$(12,943,450)

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Cost of investments	$406,842,264	$37,173,084	$96,832,818

Gross unrealized appreciation	$19,889,042	$4,479,551	$14,020,761
Gross unrealized depreciation	(105,436,959)	(6,241,137)	(11,229,655)
Net unrealized appreciation (depreciation) on investments	$(85,547,917)	$(1,761,586)	$2,791,106

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

	China Quality Growth Fund	Developing World Equity Fund	International Equity Fund
Cost of investments	$11,752,243	$3,010,631	$25,406,461

Gross unrealized appreciation	$391,319	$146,512	$1,454,568
Gross unrealized depreciation	(4,337,380)	(686,573)	(1,188,538)
Net unrealized appreciation (depreciation) on investments	$(3,946,061)	$(540,061)	$266,030

	International Value Fund	International Opportunities Fund	International Long-Term Growth Fund
Cost of investments	$22,538,442	$32,279,004	$3,883,130

Gross unrealized appreciation	$769,254	$788,550	$62,704
Gross unrealized depreciation	(5,476,574)	(7,233,108)	(1,090,737)
Net unrealized appreciation (depreciation) on investments	$(4,707,320)	$(6,444,558)	$(1,028,033)

Mid Cap Fund
Cost of investments	$579,364

Gross unrealized appreciation	$16,253
Gross unrealized depreciation	(36,610)
Net unrealized appreciation (depreciation) on investments	$(20,357)

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

As of April 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	84,429,616	-	16,661,941
Tax accumulated earnings	84,429,616	-	16,661,941

Accumulated capital and other losses	(7,654,232)	(106,284,580)	(884,397)
Unrealized appreciation (depreciation) on foreign currency	(1,283,415)	(23,700)	(8,180)
Unrealized appreciation (depreciation) on investments	3,300,872,225	(353,906,112)	(2,315,623)
Deferred compensation	(81,809)	(10,837)	(7,559)
Unrealized Non-U.S. Taxes	-	(1,571,355)	-
Total accumulated earnings	$3,376,282,385	$(461,796,584)	$13,446,182

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Undistributed ordinary income	$-	$-	$202,517
Undistributed long-term capital gains	-	59,776	806,154
Tax accumulated earnings	-	59,776	1,008,671

Accumulated capital and other losses	(15,746,568)	-	-
Unrealized appreciation (depreciation) on foreign currency	(32,369)	-	-
Unrealized appreciation (depreciation) on investments	(79,550,410)	(3,653,044)	7,274,444
Deferred compensation	(7,925)	(2,670)	(2,826)
Unrealized Non-U.S. Taxes	(1,046,207)	-	-
Total accumulated earnings	$(96,383,479)	$(3,595,938)	$8,280,289

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

	China Quality Growth Fund	Developing World Equity Fund	International Equity Fund
Undistributed ordinary income	$-	$-	$12,694
Undistributed long-term capital gains	-	-	4,666
Tax accumulated earnings	-	-	17,360

Accumulated capital and other losses	(1,182,226)	(11,230)	-
Unrealized appreciation (depreciation) on foreign currency	(396)	(224)	(40)
Unrealized appreciation (depreciation) on investments	(2,663,602)	(149,421)	(104,501)
Deferred compensation	(1,762)	(1,742)	(1,742)
Unrealized Non-U.S. Taxes	-	(273)	-
Total accumulated earnings	$(3,847,986)	$(162,890)	$(88,923)

	International Value Fund	International Opportunities Fund	International Long-Term Growth Fund
Undistributed ordinary income	$23,849	$-	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	23,849	-	-

Accumulated capital and other losses	(146,191)	(819,843)	(4,128)
Unrealized appreciation (depreciation) on foreign currency	(1,539)	(1,823)	(34)
Unrealized appreciation (depreciation) on investments	(2,996,839)	(6,234,484)	(824,967)
Deferred compensation	(1,522)	(1,104)	(710)
Total accumulated earnings	$(3,122,242)	$(7,057,254)	$(829,839)

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

The tax character of the distributions paid during the fiscal years ended April 30, 2022 and April 30, 2021, for the Funds were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary Income	$-	$12,092,088	$67,237,247	$1,183,044
Net long-term capital gains	1,280,983,868	288,803,428	35,625,081	9,619,505
Total distributions paid	$1,280,983,868	$300,895,516	$102,862,328	$10,802,549

	Global Growth Fund		International Small Cap Growth Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary Income	$6,694,647	$-	$24,827,933	$5,789,942
Net long-term capital gains	48,945,689	15,435,711	61,120,694	5,740,011
Total distributions paid	$55,640,336	$15,435,711	$85,948,627	$11,529,953

	Small Cap Growth Fund		Small Cap Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary Income	$1,546,154	$409,672	$3,645,341	$-
Net long-term capital gains	3,105,784	-	3,099,062	-
Total distributions paid	$4,651,938	$409,672	$6,744,403	$-

	China Quality Growth Fund		Developing World Equity Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary Income	$906,564	$173,185	$50,590	$33,162
Net long-term capital gains	341,817	-	46,248	-
Total distributions paid	$1,248,381	$173,185	$96,838	$33,162

	International Equity Fund		International Value Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary Income	$29,788	$17,696	$3,064	$-
Net long-term capital gains	88,481	-	-	-
Total distributions paid	$118,269	$17,696	$3,064	$-

	International Opportunities Fund		International Long-Term Growth Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary Income	$19,036	$-	$-	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$19,036	$-	$-	$-

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

The International Value Fund has $130,639, and $15,552, respectively, of short-term and long-term capital loss carryforward for the tax year ended April 30, 2022. At April 30, 2022, the remaining Funds did not have accumulated capital loss carryforwards.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2022, International Growth Fund, Global Growth Fund, China Quality Growth Fund, International Opportunities Fund, and International Long-Term Growth Fund, had qualified Late-Year Losses of $7,654,232, $884,397, $8,429, $44,979, and $4,128, respectively.

As of April 30, 2022, Emerging Markets Fund, International Small Cap Growth Fund, China Quality Growth Fund, Developing World Equity Fund, and International Opportunities Fund had Post October Losses of $106,284,580, $15,746,568, $1,173,797, $11,230, and $774,864, respectively.

Note 5 – Redemption Fee

Effective May 1, 2019, the International Growth, Emerging Markets, Global Growth, and International Small Cap Growth Funds no longer charge a redemption fee.

Note 6 – Investment Transactions

For the period ended October 31, 2022, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$1,491,976,896	$3,564,783,435
Emerging Markets Fund	176,635,977	366,202,604
Global Growth Fund	83,365,364	179,946,416
International Small Cap Growth Fund	170,552,151	284,464,422
Small Cap Growth Fund	13,535,441	15,957,703
Small Cap Fund	11,155,393	12,160,529
China Quality Growth Fund	1,704,605	1,919,222
Developing World Equity Fund	433,038	316,295
International Equity Fund	20,971,649	726,496
International Value Fund	5,154,045	2,229,987
International Opportunities Fund	19,135,414	9,854,762
International Long-Term Growth Fund	1,898,529	279,195
Mid Cap Fund	557,607	10,981

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the periods ended October 31, 2022, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

For the periods ended October 31, 2022, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as October 31, 2022, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Australia	$403,779,571	$482,333,940	$-	$886,113,511
Canada	1,685,396,680	-	-	1,685,396,680
China	-	342,133,878	-	342,133,878
Denmark	-	826,439,930	-	826,439,930
France	-	1,251,805,474	-	1,251,805,474
Hong Kong	-	451,936,853	-	451,936,853
Ireland	2,094,525,441	534,755,386	-	2,629,280,827
Italy	-	542,050,988	-	542,050,988
Japan	-	837,891,823	-	837,891,823
Netherlands	534,804,006	731,851,047	-	1,266,655,053
Spain	-	361,453,024	-	361,453,024
Sweden	-	690,144,350	-	690,144,350
Switzerland	348,464,181	1,671,422,191	-	2,019,886,372
United Kingdom	-	769,473,062	-	769,473,062
United States	1,031,140,809	-	-	1,031,140,809
Short-Term Investments	183,027,676	-	-	183,027,676
Total Investments	$6,281,138,364	$9,493,691,946	$-	$15,774,830,310

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Argentina	$30,732,010	$-	$-	$30,732,010
Brazil	39,601,426	-	-	39,601,426
China	23,786,001	315,567,912	-	339,353,913
Cyprus^	-	-	-	-
Hong Kong	-	104,033,573	-	104,033,573
India	62,581,968	210,130,332	-	272,712,300
Indonesia	-	38,170,746	-	38,170,746
Mexico	116,903,611	-	-	116,903,611
Netherlands	-	18,357,554	-	18,357,554
Poland	-	33,165,857	-	33,165,857
Russia^	-	-	-	-
South Africa	-	28,519,633	-	28,519,633
South Korea	13,347,500	12,914,451	-	26,261,951
Taiwan	-	122,136,216	-	122,136,216
Thailand	26,950,466	-	-	26,950,466
United Kingdom	11,023,694	13,161,736	-	24,185,430
United States	38,856,649	-	-	38,856,649
Short-Term Investments	99,953,865	-	-	99,953,865
Total Investments	$463,737,190	$896,158,010	$-	$1,359,895,200

Global Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Australia	$5,353,897	$-	$-	$5,353,897
Canada	17,690,695	-	-	17,690,695
Denmark	-	10,151,911	-	10,151,911
France	-	16,295,564	-	16,295,564
Hong Kong	-	5,390,319	-	5,390,319
Italy	-	6,903,719	-	6,903,719
Netherlands	-	5,793,140	-	5,793,140
Sweden	-	11,946,626	-	11,946,626
Switzerland	8,940,525	5,263,585	-	14,204,110
United States	222,393,025	-	-	222,393,025
Short-Term Investments	13,299,417	-	-	13,299,417
Total Investments	$267,677,559	$61,744,864	$-	$329,422,423

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

International Small Cap Growth Fund	Level 1	Level 2		Level 3		Total
Investments
Common Stocks
Argentina	$6,630,026	$		$		$6,630,026
Australia	-		11,915,569		-	1,915,569
Belgium	-		5,187,182		-	5,187,182
Brazil	13,463,140		-		-	13,463,140
Canada	7,977,118		-		-	7,977,118
China	-		7,573,465		-	7,573,465
Denmark	-		11,300,160		-	11,300,160
Faroe Islands	-		5,388,601		-	5,388,601
France	-		13,178,156		-	13,178,156
Germany	-		19,590,958		-	19,590,958
India	4,014,341		7,753,759		-	11,768,100
Israel	-		3,003,679		-	3,003,679
Italy	4,107,259		10,172,155		-	14,279,414
Japan	-		55,772,331		-	55,772,331
Mexico	9,865,773		-		-	9,865,773
Netherlands	4,924,086		-		-	4,924,086
Norway	-		8,509,235		-	8,509,235
Poland	-		3,630,448		-	3,630,448
Russia^	-		-		-	-
Sweden	-		28,696,753		-	28,696,753
Switzerland	2,905,392		19,877,271		-	22,782,663
Taiwan	-		6,840,554		-	6,840,554
United Arab Emirates	4,325,720		-		-	4,325,720
United Kingdom	10,242,787		8,116,791		-	18,359,578
Uruguay	3,751,284		-		-	3,751,284
Vietnam	-		4,965,009		-	4,965,009
Short-Term Investments	17,615,345		-		-	17,615,345
Total Investments	$89,822,271		$231,472,076		$-	$321,294,347

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$34,341,647	$-	$-	$34,341,647
Short-Term Investments	1,069,851	-	-	1,069,851
Total Investments	$35,411,498	$-	$-	$35,411,498

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

Small Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$90,684,742	$-	$-	$90,684,742
Short-Term Investments	8,939,182	-	-	8,939,182
Total Investments	$99,623,924	$-	$-	$99,623,924

China Quality Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
China	$423,183	$5,561,953	$-	$5,985,136
Hong Kong	-	1,247,319	-	1,247,319
Taiwan	-	573,727	-	573,727
Short-Term Investments	293,934	-	-	293,934
Total Investments	$717,117	$7,382,999	$-	$8,100,116

Developing World Equity Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$67,621	$-	$-	$67,621
Brazil	59,193	-	-	59,193
Canada	75,917	-	-	75,917
China	-	269,695	-	269,695
Denmark	-	20,601	-	20,601
Hong Kong	-	187,272	-	187,272
India	185,804	67,150	-	252,954
Indonesia		145,504	-	145,504
Mexico	154,541	-	-	154,541
Netherlands	-	55,676	-	55,676
Peru	103,916	-	-	103,916
Singapore	-	115,300	-	115,300
South Africa	74,386	-	-	74,386
South Korea	46,663	-	-	46,663
Sweden	-	102,980	-	102,980
Taiwan	137,256	44,697	-	181,953
United Kingdom	55,808	127,321	-	183,129
United States	180,106	-	-	180,106
Vietnam	-	90,508	-	90,508
Short-Term Investments	102,655	-	-	102,655
Total Investments	$1,243,866	$1,226,704	$-	$2,470,570

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

International Equity Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$243,437	$-	$-	$243,437
Canada	1,958,234	-	-	1,958,234
Denmark	-	1,159,335	-	1,159,335
France	-	605,935	-	605,935
Germany	-	531,997	-	531,997
Hong Kong	-	845,948	-	845,948
India	1,086,686	-	-	1,086,686
Indonesia	-	443,576	-	443,576
Ireland	2,038,865	-	-	2,038,865
Japan	-	734,148	-	734,148
Mexico	944,423	-	-	944,423
Netherlands	245,658	713,793	-	959,451
Peru	884,014	-	-	884,014
Singapore	-	1,253,898	-	1,253,898
South Korea	350,926	-	-	350,926
Spain	-	1,124,712	-	1,124,712
Sweden	-	1,014,020	-	1,014,020
Switzerland	529,736	-	-	529,736
Taiwan	502,864	377,437	-	880,301
United Kingdom	1,968,763	1,905,746	-	3,874,509
United States	3,665,184	-	-	3,665,184
Short-Term Investments	543,156	-	-	543,156
Total Investments	$14,961,946	$10,710,545	$-	$25,672,491

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

International Value Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Belgium	$-	$1,196,986	$-	$1,196,986
Canada	2,226,797	-	-	2,226,797
China	137,826	230,481	-	368,307
France	-	327,778	-	327,778
Germany	-	521,483	-	521,483
Hong Kong	-	466,952	-	466,952
India	795,644	459,990	-	1,255,634
Ireland	910,674	-	-	910,674
Israel	269,644	409,507	-	679,151
Japan	482,411	2,544,300	-	3,026,711
Mexico	755,707	-	-	755,707
Netherlands	-	194,088	-	194,088
Norway	-	188,362	-	188,362
Russia^	-	-	-	-
Singapore	312,872	-	-	312,872
Sweden	-	857,394	-	857,394
Switzerland	834,204	896,485	-	1,730,689
Taiwan	230,812	-	-	230,812
Thailand	491,920	-	-	491,920
United Arab Emirates	395,069	-	-	395,069
United Kingdom	482,854	-	-	482,854
United States	648,994	-	-	648,994
Short-Term Investments	561,888	-	-	561,888
Total Investments	$9,537,316	$8,293,806	$-	$17,831,122

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

International Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Argentina	$626,418	$-	$-	$626,418
Belgium	-	928,660	-	928,660
Brazil	583,018	-	-	583,018
Canada	563,900	-	-	563,900
China	-	1,263,249	-	1,263,249
Cyprus^	-	-	-	-
France	-	2,022,192	-	2,022,192
Germany	-	902,614	-	902,614
Hong Kong	-	457,812	-	457,812
India	-	465,865	-	465,865
Ireland	1,803,208	565,946	-	2,369,154
Italy	525,240	1,538,156	-	2,063,396
Japan	-	4,373,851	-	4,373,851
Netherlands	601,130	1,058,177	-	1,659,307
Norway	-	617,355	-	617,355
Poland	-	486,932	-	486,932
Russia^	-	-	-	-
Spain	-	556,491	-	556,491
Sweden	-	1,906,344	-	1,906,344
Switzerland	-	985,404	-	985,404
United Kingdom	-	1,051,709	-	1,051,709
Short-Term Investments	1,950,775	-	-	1,950,775
Total Investments	$6,653,689	$19,180,757	$-	$25,834,446

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

International Long-Term Growth Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Argentina	$103,686	$-	$-	$103,686
Australia	126,706	-	-	126,706
Canada	236,242	-	-	236,242
China	-	192,327	-	192,327
Cyprus	-	-	-	-
France	-	282,674	-	282,674
Germany	-	174,244	-	174,244
Hong Kong	-	89,479	-	89,479
India	87,857	-	-	87,857
Indonesia	-	84,650	-	84,650
Italy	-	136,616	-	136,616
Japan	-	67,872	-	67,872
Netherlands	108,657	231,492	-	340,149
Norway	-	40,954	-	40,954
Russia^	-	-	-	-
Sweden	-	135,980	-	135,980
Switzerland	-	325,080	-	325,080
Taiwan	63,089	-	-	63,089
United Kingdom	-	79,485	-	79,485
United States	101,500	-	-	101,500
Short-Term Investments	186,507	-	-	186,507
Total Investments	$1,014,245	$1,840,852	$-	$2,855,097

Mid Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$521,124	$-	$-	$521,124
Short-Term Investments	37,883	-	-	37,883
Total Investments	$559,007	$-	$-	$559,007

*	The Funds did not hold any Level 2 securities at period end.

**	The Funds did not hold any Level 3 securities at period end.

^	The Fund held a Level 3 security valued at zero at period end.

[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by country or sector, please refer to the Schedule of Investments.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Fund	International Small Cap Growth Fund
	Common Stocks	Common Stocks
Balance as of April 30, 2022	$10,680,691	$1,311,274
Transfers into Level 3(1)	-	-
Transfers out of Level 3	-	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	-	-
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	(10,680,691)	(1,311,274)
Included in other comprehensive income	-	-
Net purchases	-	-
Net sales	-	-
Balance as of October 31, 2022	$-	$-

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(10,680,691)	$(1,311,274)

	International Value Fund	International Opportunities Fund
	Common Stocks	Common Stocks
Balance as of April 30, 2022	$36,236	$62,967
Transfers into Level 3(1)	-	-
Transfers out of Level 3	-	-
Total gains or losses for the period		-
Realized loss included in earnings (or changes in net assets)	-	-
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	(36,236)	(62,967)
Included in other comprehensive income	-	-
Net purchases	-	-
Net sales	-	-
Balance as of October 31, 2022	$-	$-

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(36,236)	$(62,967)

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

International Long-Term Growth Fund
Common Stocks
Balance as of April 30, 2022	$6,614
Transfers into Level 3(1)	-
Transfers out of Level 3	-
Total gains or losses for the period	-
Realized loss included in earnings (or changes in net assets)	-
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	(6,614)
Included in other comprehensive income	-
Net purchases	-
Net sales	-
Balance as of October 31, 2022	$-

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(6,614)

(1)	Transferred from Level 1 or 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2022:

Fund	Asset Class	Fair Value at October 31, 2022	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Emerging Markets Fund	Common Stocks	$-	Market Approach	Market Value Comparable Security with Liquidity Discount	$0.00	N/A	Increase
International Small Cap Growth Fund	Common Stocks	$-	Market Approach	Going Concern Probability	$0.00	N/A	Increase
International Value Fund	Common Stocks	$-	Market Approach	Liquidity Discount	$0.00	N/A	Increase
International Opportunities Fund	Common Stocks	$-	Market Approach	Liquidity Discount	$0.00	N/A	Increase
International Long-Term Growth Fund	Common Stocks	$-	Market Approach	Liquidity Discount	$0.00	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

Note 13 – New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds financial statements and various filings.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective November 30, 2022, the WCM Focused Small Cap Fund's name will be changed to the WCM SMID Quality Value Fund. The Fund's principal investment strategies will be updated to reflect the Fund's focus on equity securities of small- and mid-capitalization companies. The Fund's investment objective of long-term capital appreciation will remain the same. In addition, the Advisor has agreed to lower its management fee from 1.00% to 0.85% of the Fund's average daily net assets. The Advisor also agreed to reduce the limit on the total annual fund operating expenses of the Fund from 1.25% to 1.10% and 1.00% to 0.85% of the average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively.

Effective December 30, 2022, the name of the WCM Focused Mid Cap Fund will be changed to WCM Mid Cap Quality Value Fund.

Effective December 31, 2022, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the WCM International Equity Fund from 1.50% to 1.35% and 1.25% to 1.10% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively

On December 29, 2022, the Board of Trustees of the Trust has approved a Plan of Liquidation for the WCM International Long-Term Growth Fund (the “Fund”). The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund. In order to perform such liquidation, effective immediately the Fund is closed to all new investment.

The Fund will be liquidated on or about January 20, 2023 (the “Liquidation Date”), and shareholders may redeem their shares until the Liquidation Date. On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2022 (Unaudited)

The Funds declared the payment of a distribution to be paid, on December 7, 2022, to shareholders of record on December 6, 2022 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
International Growth Fund	Institutional	$0.02065	$-	$-
International Growth Fund	Investor	0.02065	-	-
Emerging Markets Fund	Institutional	-	-	0.05991
Emerging Markets Fund	Investor	-	-	0.04112
Global Growth Fund	Institutional	0.60448	-	-
Global Growth Fund	Investor	0.60448	-	-
International Small Cap Growth Fund	Institutional	-	-	-
Small Cap Growth Fund	Institutional	0.01895	-	-
Small Cap Growth Fund	Investor	0.01895	-	-
Small Cap Fund (SMID Quality Value Fund)	Institutional	0.13199	0.04958	-
Small Cap Fund (SMID Quality Value Fund)	Investor	0.13199	0.04958	-
China Quality Growth Fund	Institutional	-	-	0.03373
China Quality Growth Fund	Investor	-	-	0.01657
Developing World Equity Fund	Institutional	-	-	0.15601
Developing World Equity Fund	Investor	-	-	0.14303
International Equity Fund	Institutional	0.00105	-	0.00284
International Equity Fund	Investor	0.00105	-	0.00119
International Value Fund	Institutional	-	-	0.07259
International Value Fund	Investor	-	-	0.03664
International Opportunities Fund	Institutional	-	-	-
International Opportunities Fund	Investor	-	-	-
International Long-Term Growth Fund	Institutional	-	-	-
International Long-Term Growth Fund	Investor	-	-	-
Mid Cap Fund (Mid Cap Quality Value Fund)	Institutional	-	-	0.00765
Mid Cap Fund (Mid Cap Quality Value Fund)	Investor	-	-	-

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

WCM Focused Mid Cap Fund

SUPPLEMENTAL INFORMATION (Unaudited)

At an in-person meeting held on June 15-16, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management, LLC (the “Investment Advisor”) with respect to the WCM Focused Mid Cap Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of a composite of accounts managed by the Investment Advisor using its Focused Mid Cap Strategy, which is the same strategy the Investment Advisor would use to manage the Fund, for the one-, three-, and five-year and since inception (June 30, 2016) periods ended March 31, 2022; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Mid-Cap Value fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the returns of the Focused Mid Cap Strategy (net of fees) outperformed the Russell Midcap Value Index returns for the three- and five-year and since inception periods, but underperformed the Russell Index return over the one-year period by 8.60%. The Board noted its familiarity with the Investment Advisor as the investment advisor for other series of the Trust, and considered the services to be provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

WCM Focused Mid Cap Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Fund Universe medians by 0.10%. The Trustees considered the Investment Advisor’s assertion that in light of the Investment Advisor’s active, concentrated style of management, as well as the limited capacity of the strategy, the Fund’s proposed advisory fee was competitive. The Trustees noted that the Fund’s proposed advisory fee was lower than the standard fee that the Investment Advisor charges institutional clients to manage separate accounts utilizing its Focused Mid Cap Strategy. The Trustees also considered that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the Fund were higher than the Peer Group and Fund Universe medians by 0.12% and 0.15%, respectively. The Trustees considered that the Fund’s total expenses were close to those of the funds considered by the Investment Advisor to be most similar to the Fund. The Trustees also observed that the estimated assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account estimated assets of $10 million. The Board observed that the Investment Advisor anticipated waiving its entire advisory fee and subsidizing certain of the operating expenses for the Fund, and that the Investment Advisor did not anticipate that it would realize a profit with respect to the Fund in the first year of operations. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

WCM Focused International Growth Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Average Annual Total Returns as of October 31, 2022	1 Year	5 Years	10 Years
Investor Class shares	-33.44%	5.56%	8.41%
Institutional Class shares	-33.29%	5.82%	8.66%
MSCI ACWI ex USA Index	-24.73%	-0.60%	3.27%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Expense ratios for the Investor Class and Institutional Class shares were 1.31% and 1.06%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Average Annual Total Returns as of October 31, 2022	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	-42.07%	0.99%	2.24%	6/28/13
Institutional Class shares	-41.90%	1.17%	2.39%	6/28/13
MSCI EM Index	-31.03%	-3.09%	1.28%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of the emerging markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.59% and 1.50%, respectively, and for the Institutional Class shares were 1.34% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Global Growth Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Average Annual Total Returns as of October 31, 2022	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	-29.84%	8.06%	10.07%	6/28/13
Institutional Class shares	-29.62%	8.36%	10.32%	6/28/13
MSCI ACWI Index	-19.96%	5.24%	7.48%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI Index captures large to mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.40% and 1.30%, respectively, and the Institutional Class shares were 1.15% and 1.05%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM International Small Cap Growth Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Average Annual Total Returns as of October 31, 2022	1 Year	5 Years	Since Inception	Inception Date
Institutional Class shares	-46.68%	6.96%	9.62%	11/30/15
MSCI ACWI ex USA Small Cap Index	-27.75%	-0.29%	3.75%	11/30/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). The index covers approximately 14% of the free float-adjusted market capitalization set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Institutional Class shares were 1.34% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Institutional Class Shares of the Fund. This agreement is in effect until August 31, 2023 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Small Cap Growth Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Average Annual Total Returns as of October 31, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-25.85%	5.27%	10/30/19
Institutional Class shares	-25.66%	5.52%	10/30/19
Russell 2000 Growth Index	-26.02%	4.90%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.84% and 1.24%, respectively, and the Institutional Class shares were 1.59% and 0.99%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Small Cap Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Average Annual Total Returns as of October 31, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-11.32%	1.89%	10/30/19
Institutional Class shares	-11.08%	2.19%	10/30/19
Russell 2000 Value Index	-10.73%	7.81%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The Russell 2000 Value Index measures the performance of the approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.77% and 1.25%, respectively, and the Institutional Class shares were 1.52% and 1.00%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM China Quality Growth Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Average Annual Total Returns as of October 31, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-46.11%	-1.67%	3/31/20
Institutional Class shares	-45.97%	-1.42%	3/31/20
MSCI China All Shares Index	-42.58%	-9.13%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI CASI Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. The MSCI CI Index measures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH). These indexes do not reflect expenses, fees, or sales charge, which would lower performance. The indexes are unmanaged and are not available for investment.

Gross and net expense ratios for the Investor Class shares were 3.92% and 1.50%, respectively, and the Institutional Class shares were 3.67% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims,, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Developing World Equity Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Average Annual Total Returns as of October 31, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-24.62%	5.96%	3/31/20
Institutional Class shares	-24.45%	6.22%	3/31/20
MSCI Emerging Markets Index	-31.03%	2.47%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI EMI Index is an index used to measure equity market performance in global emerging markets and captures mid to large cap across more than two dozen emerging markets. The index covers approximately 13% of the global market capitalization. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 13.25% and 1.50%, respectively, and the Institutional Class shares were 13.00% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims,, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM International Equity Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Average Annual Total Returns as of October 31, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-21.25%	9.19%	3/31/20
Institutional Class shares	-21.00%	9.47%	3/31/20
MSCI ACWI ex USA Index	-24.73%	6.55%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large to mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 7.92% and 1.50%, respectively, and the Institutional Class shares were 7.67% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused International Value Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Average Annual Total Returns as of October 31, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-30.49%	2.78%	6/29/20
Institutional Class shares	-30.32%	3.03%	6/29/20
MSCI ACWI ex USA Index	-24.73%	0.76%	6/29/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 4.36% and 1.50%, respectively, and the Institutional Class shares were 4.11% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused International Opportunities Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Average Annual Total Returns as of October 31, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-44.59%	-20.91%	3/30/21
Institutional Class shares	-44.43%	-20.70%	3/30/21
MSCI ACWI ex USA Index	-24.73%	-14.02%	3/30/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 5.20% and 1.50%, respectively, and the Institutional Class shares were 4.95% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM International Long-Term Growth Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Average Annual Total Returns as of October 31, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-48.64%	-42.67%	9/29/21
Institutional Class shares	-48.50%	-42.48%	9/29/21
MSCI ACWI ex USA Index	-24.73%	-21.26%	9/29/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large to mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 21.17% and 1.50%, respectively, and the Institutional Class shares were 20.92% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Mid Cap Fund

FUND PERFORMANCE at October 31, 2022 (Unaudited)

Total Returns as of October 31, 2022	1 Month	3 Months	Since Inception (Cumulative)	Inception Date
Investor Class shares	5.77%	-10.01%	-8.30%	7/28/22
Institutional Class shares	5.65%	-10.01%	-8.30%	7/28/22
Russell Midcap Value Index	9.45%	-4.19%	-3.21%	7/28/22

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The Russell Midcap Value Index measures the performance of the mid-cap value segment of the US equity universe. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 3.24% and 1.25%, respectively, and the Institutional Class shares were 2.99% and 1.00%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current period ended October 31, 2022 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022, except for the Focused Mid Cap Fund, which is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from July 28, 2022 (commencement of operations) to October 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Growth Fund		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$892.90	$5.19
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.72	5.53
Institutional Class	Actual Performance	1,000.00	892.30	6.38
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.46	6.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.34% and 1.09% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2022 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Emerging Markets Fund		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$810.00	$6.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.63
Institutional Class	Actual Performance	1,000.00	811.40	5.71
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Global Growth Fund		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$930.30	$6.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	6.61
Institutional Class	Actual Performance	1,000.00	931.70	5.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.91	5.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Small Cap Growth Fund		5/1/22	10/31/22	5/1/22 – 10/31/22
Institutional Class	Actual Performance	$1,000.00	$778.10	$5.60
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2022 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Small Cap Growth Fund		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$961.80	$6.56
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.52	6.75
Institutional Class	Actual Performance	1,000.00	963.00	5.33
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.78	5.48

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33% and 1.08% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Small Cap Fund		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$963.10	$6.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36
Institutional Class	Actual Performance	1,000.00	964.40	4.95
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.16	5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365. The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
China Quality Growth Fund		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$770.30	$6.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.63	7.64
Institutional Class	Actual Performance	1,000.00	771.60	5.59
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.89	6.37

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2022 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Developing World Equity Fund		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$850.40	$7.00
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.64	7.63
Institutional Class	Actual Performance	1,000.00	851.70	5.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.37

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Equity Fund		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$882.50	$7.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.63
Institutional Class	Actual Performance	1,000.00	883.60	5.93
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Value Fund		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$885.40	$7.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.64	7.63
Institutional Class	Actual Performance	1,000.00	886.70	5.94
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2022 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Opportunities Fund		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$825.90	$6.91
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.63	7.64
Institutional Class	Actual Performance	1,000.00	827.50	5.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Long-Term Growth Fund		5/1/22	10/31/22	5/1/22 – 10/31/22
Investor Class	Actual Performance	$1,000.00	$868.00	$7.06
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.64	7.63
Institutional Class	Actual Performance	1,000.00	869.80	5.89
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
Focused Mid Cap Fund		7/28/22^	10/31/22	7/28/22^ – 10/31/22
Investor Class	Actual Performance*	$1,000.00	$917.00	$3.14
		5/1/22	10/31/22	5/1/22 – 10/31/22
	Hypothetical (5% annual return before expenses)**	1,000.00	1,018.93	6.33
Institutional Class	Actual Performance*	$1,000.00	$917.00	$2.52
		5/1/22	10/31/22	5/1/22 – 10/31/22
	Hypothetical (5% annual return before expenses)**	1,000.00	1,020.17	5.09

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2022 (Unaudited)

^	Commencement of operations.

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 96/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

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WCM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

WCM Investment Management, LLC

281 Brooks Street

Laguna Beach, California 92651

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund - Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund - Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund - Institutional Class	WCMSX	46141Q 683
WCM Small Cap Growth Fund - Investor Class	WCMNX	46143U 104
WCM Small Cap Growth Fund - Institutional Class	WCMLX	46143U 203
WCM Focused Small Cap Fund - Investor Class	WCMJX	46143U 302
WCM Focused Small Cap Fund - Institutional Class	WCMFX	46143U 401
WCM China Quality Growth Fund - Investor Class	WCQGX	46143U 708
WCM China Quality Growth Fund - Institutional Class	WCMCX	46143U 807
WCM Developing World Equity Fund - Investor Class	WCMUX	46143U 864
WCM Developing World Equity Fund - Institutional Class	WCMDX	46143U 856
WCM International Equity Fund - Investor Class	WESGX	46143U 880
WCM International Equity Fund - Institutional Class	WCMMX	46143U 872
WCM Focused International Value Fund - Investor Class	WLIVX	46143U 831
WCM Focused International Value Fund - Institutional Class	WCMVX	46143U 823
WCM Focused International Opportunities Fund - Investor Class	WCFOX	46143U 690
WCM Focused International Opportunities Fund - Institutional Class	WCMOX	46143U 682
WCM International Long-Term Growth Fund - Investor Class	WILGX	46143U 724
WCM International Long-Term Growth Fund - Institutional Class	WCMTX	46143U 716
WCM Focused Mid Cap Fund - Investor Class	WMIDX	46143U 658
WCM Focused Mid Cap Fund - Institutional Class	WCMAX	46143U 666

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 988-9801 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 988-9801

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/09/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/09/23

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/09/23